UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21137
Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Semi-Annual Report June 30, 2008	Nuveen Investments Closed-End Funds

NUVEEN QUALITY PREFERRED INCOME FUND JTP NUVEEN QUALITY PREFERRED INCOME FUND 2 JPS NUVEEN QUALITY PREFERRED INCOME FUND 3 JHP

High Current Income from a Portfolio of
Investment-Grade Preferred Securities

Life is complex.
 Nuveen
     makes things
e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com If you received your Nuveen Fund dividends and statements from your financial advisor or brokerage account.	OR	www.nuveen.com/accountaccess If you received your Nuveen Fund dividends and statements directly from Nuveen.

Chairman’s
LETTER TO SHAREHOLDERS

ï Robert P. Bremner ï Chairman of the Board
Dear Fellow Shareholders:

I’d like to use my initial letter to you to accomplish several things. First, I want to report that after fourteen years of service on your Fund’s Board, including the last twelve as chairman, Tim Schwertfeger retired from the Board in June. The Board has elected me to replace him as the chairman, the first time this role has been filled by someone who is not an employee of Nuveen Investments. Electing an independent chairman marks a significant milestone in the management of your Fund, and it aligns us with what is now considered a “best practice” in the fund industry. Further, it demonstrates the independence with which your Board has always acted on your behalf.

Following Tim will not be easy. During my eleven previous years on the Nuveen Fund Board, I found that Tim always set a very high standard by combining insightful industry and market knowledge and sound, clear judgment. While the Board will miss his wise counsel, I am certain we will retain the primary commitment Tim shared with all of us—an unceasing dedication to creating and retaining value for Nuveen Fund shareholders. This focus on value over time is a touchstone that I and all the other Board members will continue to use when making decisions on your behalf.

Second, I also want to report that we are very fortunate to be welcoming two new Board members to our team. John Amboian, the current chairman and CEO of Nuveen Investments, has agreed to replace Tim as Nuveen’s representative on the Board. John’s presence will allow the independent Board members to benefit not only from his leadership role at Nuveen but also his broad understanding of the fund industry and Nuveen’s role within it. We also are adding Terry Toth as an independent director. A former CEO of the Northern Trust Company’s asset management group, Terry will bring extensive experience in the fund industry to our deliberations.

Third, on behalf of the entire Board, I would like to acknowledge the effort the whole Nuveen organization is making to resolve the auction rate preferred share situation in a satisfactory manner. As you know, we are actively pursuing a number of possible solutions, all with the goal of providing liquidity for preferred shareholders while preserving the potential benefits of leverage for common shareholders. We appreciate the patience you have shown as we’ve worked through the many details involved.

Finally, I urge you to take the time to review the Portfolio Managers’ Comments, the Common Share Distribution and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of myself and the other members of your Fund’s Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 22, 2008

 Portfolio Managers’ COMMENTS

Nuveen Investments Closed-End Funds	JTP, JPS, JHP

The Nuveen Quality Preferred Income Funds are sub-advised by a team of specialists at Spectrum Asset Management, an affiliate of Principal Capitalsm. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about their management strategy and the performance of each Fund for the six-month period ended June 30, 2008.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THIS REPORTING PERIOD?

The volatility caused by the sub-prime mortgage crisis and general illiquidity in the credit markets severely impacted preferred securities during this period. Our main focus was to control concentration risk, and we reduced credit exposure to the brokerage, regional bank and monoline insurance sectors. Although new issuance was heavy, market liquidity was extremely limited which put downward pressure on the secondary market prices. Nonetheless, we found a few opportunities to sell some holdings and reinvest the proceeds into deeper discount or better structured capital securities. We were able to diversify into new names, including Allianz, Credit Suisse, National Bank of Greece, Prudential Financial and XCEL Energy.

The relative value differentials between individual investor-oriented $25 par preferreds and institution-oriented $1000 par capital securities oscillated with unusual dispersion during the period. We increased the Fund’s overall concentration in $25 par preferreds by approximately 3%, due to relative attractiveness. For example, even though these securities fell 10.6% in June, they outperformed $1000 par capital securities which retreated 19%. Because the market was disjointed, we were able in a few instances to switch between securities of the same issuer and pick up yield.

Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

HOW DID THE FUNDS PERFORM OVER THIS SIX-MONTH PERIOD?
The performance of JTP, JPS and JHP, as well as a comparative index and benchmark, is presented in the accompanying table.

Cumulative Total Returns on Common Share Net Asset Value
For the six-month period ended 6/30/2008

JTP	-4.39%
JPS	-5.12%
JHP	-5.46%
Lehman Brothers Aggregate Bond Index[1]	1.13%
Comparative Benchmark[2]	-3.29%

Over the six-month period, all three Funds underperformed the index and benchmark. One of the key factors in the performance of these Funds, relative to that of the unleveraged index and benchmark, was the Funds’ use of financial leverage. Although leveraging provides opportunities for additional income and total returns for common shareholders, it can also expose shareholders to additional risk—especially when market conditions are unfavorable. With the steep decrease in prices among preferred securities during this period, the impact of these valuation changes was magnified by the use of leverage. However, we firmly believe that the use of this strategy should work to the benefit of the Funds’ common shareholders over the long term.

Additionally, there also were some rather severe devaluations in the REIT mortgage sector, which caused several long term holdings, including Union Planter and CBG Florida REIT, to lose their premiums to the market.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, non-convertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

2 Comparative benchmark performance is a blended return consisting of: 1) 55% of the Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Lehman Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed-income securities that either receive regulatory capital treatment or a degree of “equity credit” from a rating agency.

On the plus side, about 2.5% of the Funds’ securities were retired (called, put back to the issuer or tendered by the issuer) at significantly higher prices than where they had been trading. This boosted performance and provided capital to invest at significantly higher yields.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED SECURITIES (ARPS) MARKETS
Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the preferred shares issued by these Funds than there were offers to buy. This meant these auctions “failed to clear” and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as calculated in accordance with the pre-established terms of the auction preferred shares.

After the close of the reporting period, each of the Funds entered into a prime brokerage facility with Credit Suisse Securities and utilized $100 million, $230 million and $25 million for JTP, JPS and JHP, respectively, along with available cash to redeem $148 million, $280 million and $64 million, of each respective Fund’s outstanding FundPreferred shares.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Distribution and Share Price
INFORMATION

We are providing you with information regarding your Funds’ distributions. This information is as of June 30, 2008, and likely will vary over time based on the Funds’ investment activities and portfolio investment value changes.

The Funds employ financial leverage through the issuance of FundPreferred shares. Financial leverage provides the potential for higher earnings (net investment income), total returns and distributions over time, but — as noted earlier — also increases the variability of common shareholders’ net asset value per share in response to changing market conditions. Over the reporting period, the impact of financial leverage on the Funds’ net asset value per share contributed positively to the income return and detracted from the price return. The overall impact of financial leverage detracted from the Funds’ total return.

During certain periods, the Funds may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Funds during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in a Funds’ NAV. As of June 30, 2008, JTP and JHP had positive UNII balances, and JPS had a negative UNII balance for financial statement purposes. All three Funds had positive UNII balances, based upon our best estimate, for tax purposes.

The following table provides estimated information regarding each Fund’s common share distributions and total return performance for the six months ended June 30, 2008. The distribution information is presented on a tax basis rather than on a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Funds’ returns for the specified time period were sufficient to meet each Fund’s distributions.

As of 6/30/08 (Common Shares)	JTP	JPS	JHP
Inception date	6/25/02	9/24/02	12/18/02
Six months ended June 30, 2008:
Per share distribution:
From net investment income	$0.47	$0.50	$0.46
From realized capital gains	—	—	—
From return of capital	—	—	0.03

Total per share distribution	$0.47	$0.50	$0.49

Distribution rate on NAV	4.64%	4.76%	4.91%

Annualized total returns:
Six-Month (Cumulative) on NAV	–4.39%	–5.12%	–5.46%
1-Year on NAV	–17.08%	–16.98%	–18.70%
5-Year on NAV	0.00%	0.04%	–0.23%
Since inception on NAV	2.26%	3.07%	1.71%

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

The Board of Directors/Trustees for each of Nuveen’s 120 closed-end funds approved a program, effective August 7, 2008, under which each fund may repurchase up to 10% of its common shares.

As of June 30, 2008, the Funds’ shares were trading relative to their common share NAVs as shown in the accompanying table:

	6/30/08	6-Month Average
	Discount	Discount
JTP	–6.62%	–3.18%
JPS	–4.66%	–3.52%
JHP	–5.11%	–2.72%

Fund Snapshot
Common Share Price	$9.45

Common Share Net Asset Value	$10.12

Premium/(Discount) to NAV	-6.62%

Current Distribution Rate[1]	9.84%

Net Assets Applicable to Common Shares ($000)	$653,259

Average Annual Total Return
(Inception 6/25/02)
	On Share
	Price	On NAV
6-Month (Cumulative)	-4.45%	-4.39%

1-Year	-21.53%	-17.08%

5-Year	-2.09%	0.00%

Since Inception	0.50%	2.26%

Industries
(as a % of total investments)[2]
Commercial Banks	30.1%

Insurance	19.6%

Real Estate/Mortgage	13.8%

Capital Markets	8.9%

Diversified Financial Services	8.2%

Media	4.0%

Investment Companies	3.4%

Short-Term Investments	1.6%

Other	10.4%

Top Five Issuers
(as a % of total investments)[3]
ING Groep N.V.	3.1%

Banco Santander Finance	2.9%

Deutsche Bank AG	2.8%

HSBC Holdings Public Limited Company	2.5%

Citigroup Inc.	2.5%

JTP Performance OVERVIEW	Nuveen Quality Preferred Income Fund as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

2007-2008 Monthly Distributions Per Common Share

Common Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.
2	Excluding derivative transactions.
3	Excluding short-term investments and derivative transactions.

Fund Snapshot
Common Share Price	$10.02

Common Share Net Asset Value	$10.51

Premium/(Discount) to NAV	-4.66%

Current Distribution Rate[1]	9.82%

Net Assets Applicable to Common Shares ($000)	$1,259,841

Average Annual Total Return
(Inception 9/24/02)
	On Share
	Price	On NAV
6-Month (Cumulative)	-3.13%	-5.12%

1-Year	-20.73%	-16.98%

5-Year	-0.25%	0.04%

Since Inception	1.73%	3.07%

Industries
(as a % of total investments)[2]
Commercial Banks	29.5%

Insurance	18.6%

Real Estate/Mortgage	13.7%

Diversified Financial Services	8.4%

Capital Markets	7.8%

Media	3.7%

Electric Utilities	3.7%

Investment Companies	3.3%

Short-Term Investments	2.1%

Other	9.2%

Top Five Issuers
(as a % of total investments)[3]
Wachovia Corporation	3.2%

ING Groep N.V.	3.1%

Deutsche Bank AG	2.7%

Barclays Bank PLC	2.7%

American International Group	2.6%

JPS Performance OVERVIEW	Nuveen Quality Preferred Income Fund 2 as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

2007-2008 Monthly Distributions Per Common Share

Common Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

2	Excluding derivative transactions.

3	Excluding short-term investments and derivative transactions.

Fund Snapshot
Common Share Price	$9.47

Common Share Net Asset Value	$9.98

Premium/(Discount) to NAV	-5.11%

Current Distribution Rate[1]	10.07%

Net Assets Applicable to Common Shares ($000)	$236,437

Average Annual Total Return
(Inception 12/18/02)
	On Share
	Price	On NAV
6-Month (Cumulative)	-5.83%	-5.46%

1-Year	-22.61%	-18.70%

5-Year	-1.41%	-0.23%

Since Inception	0.09%	1.71%

Industries
(as a % of total investments)[2]
Commercial Banks	24.0%

Insurance	18.6%

Real Estate/Mortgage	14.5%

Capital Markets	11.1%

Diversified Financial Services	9.3%

Investment Companies	3.8%

Media	3.6%

Short-Term Investments	2.5%

Other	12.6%

Top Five Issuers
(as a % of total investments)[3]
Wachovia Corporation	3.4%

Citigroup Inc.	3.1%

ING Groep N.V.	3.1%

Deutsche Bank AG	2.9%

Barclays Bank PLC	2.5%

JHP Performance OVERVIEW	Nuveen Quality Preferred Income Fund 3 as of June 30, 2008

Portfolio Allocation (as a % of total investments)2

2007-2008 Monthly Distributions Per Common Share

Common Share Price Performance—Weekly Closing Price

1	Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.
2	Excluding derivative transactions.
3	Excluding short-term investments and derivative transactions.

Shareholder Meeting Report

The Annual Meeting of Shareholders was held in the offices of Nuveen Investments on June 30, 2008.

	JTP		JPS		JHP
Approval of the Board Members was
reached as follows:
	Common and		Common and		Common and
	FundPreferred	FundPreferred	FundPreferred	FundPreferred	FundPreferred	FundPreferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
John P. Amboian
For	54,694,138	—	102,040,933	—	20,159,254	—
Withhold	1,355,164	—	1,995,598	—	382,147	—

Total	56,049,302	—	104,036,531	—	20,541,401	—

William C. Hunter
For	—	14,291	—	25,438	—	5,484
Withhold	—	854	—	1,666	—	196

Total	—	15,145	—	27,104	—	5,680

David J. Kundert
For	54,721,731	—	101,996,417	—	20,159,494	—
Withhold	1,327,571	—	2,040,114	—	381,907	—

Total	56,049,302	—	104,036,531	—	20,541,401	—

William J. Schneider
For	—	14,288	—	25,430	—	5,484
Withhold	—	857	—	1,674	—	196

Total	—	15,145	—	27,104	—	5,680

Terence J. Toth
For	54,715,353	—	102,024,209	—	20,171,008	—
Withhold	1,333,949	—	2,012,322	—	370,393	—

Total	56,049,302	—	104,036,531	—	20,541,401	—

JTP	Nuveen Quality Preferred Income Fund Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 95.5% (57.1% of Total Investments)
	Capital Markets – 10.3%
249,347	BNY Capital Trust V, Series F	5.950%	A	$5,161,483
1,295,500	Deutsche Bank Capital Funding Trust II	6.550%	A+	25,586,120
3,000	Deutsche Bank Capital Funding Trust IX	6.625%	Aa3	59,070
24,600	Deutsche Bank Contingent Capital Trust III	7.600%	A+	562,602
1,100	Goldman Sachs Capital I (CORTS)	6.000%	A1	21,945
11,100	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	227,550
7,700	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA–	150,920
1,800	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	AA–	37,152
1,000	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	AA–	18,600
10,100	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	198,162
19,600	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	396,312
28,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	540,430
11,500	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	216,545
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA–	44,440
1,600	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA–	31,728
5,300,000	JP Morgan Chase & Company	7.900%	A1	4,984,279
38,600	JP Morgan Chase Capital XXVI	8.000%	Aa3	999,837
108,649	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	1,826,390
69,100	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,133,240
65,520	Lehman Brothers Holdings Capital Trust VI, Series N	6.240%	A+	1,081,080
122,413	Merrill Lynch Preferred Capital Trust III	7.000%	A2	2,172,831
89,700	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	1,648,686
178,400	Merrill Lynch Preferred Capital Trust V	7.280%	A2	3,369,976
166,526	Morgan Stanley Capital Trust III	6.250%	A–	3,007,460
167,669	Morgan Stanley Capital Trust IV	6.250%	A1	2,982,832
459,305	Morgan Stanley Capital Trust VI	6.600%	A1	8,680,865
133,124	Morgan Stanley Capital Trust VII	6.600%	A1	2,457,469

	Total Capital Markets			67,598,004
	Commercial Banks – 16.5%
120,850	ABN AMRO Capital Fund Trust V	5.900%	A	2,044,782
7,600	Allianz SE	8.375%	A+	189,240
105,400	ASBC Capital I	7.625%	A3	2,455,820
37,500	BAC Capital Trust V	6.000%	A+	719,625
18,900	BAC Capital Trust VIII	6.000%	Aa3	356,265
29,455	Banco Santander Finance	6.410%	A+	680,411
191,381	Banco Santander Finance, 144A	6.500%	A+	4,038,139
206,386	Banco Santander Finance, 144A	6.800%	Aa3	4,532,237
84,500	Banesto Holdings, Series A, 144A	10.500%	A1	2,564,051
49,600	Bank One Capital Trust VI	7.200%	Aa3	1,160,640
264,675	Barclays Bank PLC	8.125%	Aa3	6,508,358
178,900	Barclays Bank PLC	7.750%	Aa3	4,052,085
59,600	Barclays Bank PLC	7.100%	Aa3	1,255,176
2,000	Barclays Bank PLC	6.625%	Aa3	39,040
176,091	Citizens Funding Trust I	7.500%	Baa1	1,910,587
116,800	CoBank ACB, 144A	7.000%	N/R	5,417,768
222,778	Credit Suisse Guernsey	7.900%	A	5,480,339
237,500	Fifth Third Capital Trust VI	7.250%	A–	3,838,000
9,700	Fleet Capital Trust VIII	7.200%	Aa3	210,975
1,400	Fleet Capital Trust IX	6.000%	Aa3	27,405
2,100	HSBC Holdings PLC	6.200%	A1	43,281
83,515	KeyCorp Capital Trust IX	6.750%	A3	1,169,210
459,200	M&T Capital Trust IV	8.500%	A3	11,023,096
108,500	National Bank of Greece S.A.	9.000%	AAA–	2,761,325
799,926	National City Capital Trust II	6.625%	BBB+	10,015,074
200,000	PFCI Capital Corporation	7.750%	A–	5,200,000
5,950	PNC Capital Trust, Series D	6.125%	A2	120,428
28,300	PNC Capital Trust, Series E	7.750%	A–	635,901

Shares	Description (1)	Coupon	Ratings (2)	Value
	Commercial Banks (continued)

124,500	Regions Financing Trust III	8.875%	BBB+	$2,832,375
82,633	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	1,332,044
4,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	71,600
224,762	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	4,054,706
4,000	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	69,360
83,039	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	1,698,148
12,400	Royal Bank of Scotland Group PLC	6.600%	Aa3	230,888
179,500	SunTrust Capital Trust IX	7.875%	A–	3,810,785
9,400	USB Capital Trust VI	5.750%	Aa3	185,180
2,300	USB Capital Trust XI	6.600%	A+	48,691
27,460	VNB Capital Trust I	7.750%	BBB	678,262
85,000	Wachovia Capital Trust IX	6.375%	A1	1,461,150
20,700	Wachovia Corporation	8.000%	A	464,094
158,000	Wells Fargo Capital Trust V	7.000%	Aa2	3,782,520
13,125	Wells Fargo Capital Trust VII	5.850%	AA–	273,000
5,400	Wells Fargo Capital Trust XII	7.875%	AA–	134,946
366,750	Zions Capital Trust B	8.000%	Baa1	8,068,500

	Total Commercial Banks			107,645,507
	Computers & Peripherals – 0.0%
2,996	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	73,911

	Diversified Financial Services – 11.9%
42,600	Allied Capital Corporation	6.875%	BBB+	636,870
490,340	BAC Capital Trust XII	6.875%	A+	10,738,446
305,130	Citigroup Capital Trust VIII	6.950%	A1	6,105,651
12,000	Citigroup Capital Trust IX	6.000%	A1	205,920
2,000	Citigroup Capital Trust XI	6.000%	A1	34,300
2,000	Citigroup Capital X	6.100%	A	34,700
357,650	Citigroup Capital XV	6.500%	A1	6,627,255
18,900	Citigroup Capital XVI	6.450%	A1	347,760
319,800	Citigroup Capital XIX	7.250%	A1	6,766,968
3,500,000	Citigroup Inc., Series E	8.400%	A	3,331,510
146,000	Citigroup Inc., Series M	8.125%	A	3,270,400
192,427	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	3,969,769
989,058	ING Groep N.V.	7.200%	A1	21,294,418
564,300	ING Groep N.V.	7.050%	A	11,833,371
8,741	ING Groep N.V.	6.375%	A	162,146
131,085	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	2,238,932
3,815	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	71,722

	Total Diversified Financial Services			77,670,138
	Diversified Telecommunication Services – 0.7%
94,500	AT&T Inc.	6.375%	A	2,363,445
13,300	BellSouth Capital Funding (CORTS)	7.120%	A	297,588
74,635	BellSouth Corporation (CORTS)	7.000%	A	1,711,940
2,200	Verizon Communications (CORTS)	7.625%	A	55,022
12,200	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	284,138
1,100	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	26,334

	Total Diversified Telecommunication Services			4,738,467
	Electric Utilities – 4.2%
76,140	DTE Energy Trust I	7.800%	Baa3	1,911,875
109,205	Entergy Louisiana LLC	7.600%	A–	2,726,849
2,000	Entergy Mississippi Inc.	7.250%	A–	50,240
78,400	FPL Group Capital Inc.	6.600%	BBB+	1,940,400
135,420	Georgia Power Company	6.000%	A	3,270,393
36,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	803,000
133,025	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	2,927,880

JTP	Nuveen Quality Preferred Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Electric Utilities (continued)

109,300	PPL Energy Supply LLC	7.000%	BBB	$2,721,570
441,142	Xcel Energy Inc.	7.600%	BBB–	10,882,973

	Total Electric Utilities			27,235,180
	Food Products – 0.4%
29,900	Dairy Farmers of America Inc., 144A	7.875%	BBB–	2,440,588
	Household Durables – 0.2%
56,570	Pulte Homes Inc.	7.375%	BB	1,060,688

	Insurance – 17.6%
2,500	Aegon N.V.	7.250%	A–	49,500
2,840	Aegon N.V.	6.875%	A–	51,404
6,000	Aegon N.V.	6.500%	A–	104,040
1,165,650	Aegon N.V.	6.375%	A–	19,932,615
75,053	AMBAC Financial Group Inc.	5.950%	A	555,392
44,000	AMBAC Financial Group Inc.	5.875%	A	330,440
354,600	American International Group Inc.	7.700%	A	7,939,494
15,500	Arch Capital Group Limited, Series B	7.875%	BBB–	359,600
513,512	Arch Capital Group Limited	8.000%	BBB–	11,959,694
382,400	Berkley WR Corporation, Capital Trust II	6.750%	BBB–	8,355,440
217,000	Delphi Financial Group, Inc.	8.000%	BBB+	4,967,130
231,800	Delphi Financial Group, Inc.	7.376%	BBB–	4,336,978
659,072	EverestRe Capital Trust II	6.200%	BBB	12,271,921
4,000	Financial Security Assurance Holdings	6.875%	AA	63,960
6,300	Financial Security Assurance Holdings	6.250%	AA	103,320
25,600	Lincoln National Capital Trust VI	6.750%	A–	561,920
265,920	Markel Corporation	7.500%	Baa2	6,392,717
294,200	PartnerRe Limited, Series C	6.750%	BBB+	6,019,332
74,500	PartnerRe Limited, Series D	6.500%	BBB+	1,430,400
80,700	PLC Capital Trust III	7.500%	BBB+	1,740,699
414,700	PLC Capital Trust IV	7.250%	BBB+	8,808,228
6,900	PLC Capital Trust V	6.125%	BBB+	134,481
6,200	Protective Life Corporation	7.250%	BBB	131,068
8,300	Prudential Financial Inc. (CORTS)	6.000%	A+	167,660
247,100	Prudential Financial Inc.	9.000%	A–	6,152,790
264,265	Prudential PLC	6.750%	A–	5,047,462
284,502	RenaissanceRe Holdings Limited	6.600%	BBB	5,445,368
66,700	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,386,693

	Total Insurance			114,799,746
	IT Services – 0.1%
31,500	Vertex Industries Inc. (PPLUS)	7.625%	A	784,350
	Media – 6.6%
103,300	CBS Corporation	7.250%	BBB	2,366,603
179,300	CBS Corporation	6.750%	BBB	3,783,230
55,209	Comcast Corporation	7.000%	BBB+	1,302,932
743,619	Comcast Corporation	7.000%	BBB+	17,251,961
26,400	Comcast Corporation	6.625%	Baa2	568,392
828,932	Viacom Inc.	6.850%	BBB	18,112,164

	Total Media			43,385,282
	Oil, Gas & Consumable Fuels – 2.0%
532,932	Nexen Inc.	7.350%	Baa3	12,822,344

	Pharmaceuticals – 0.1%
20,500	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	463,300
13,100	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	320,819

	Total Pharmaceuticals			784,119
	Real Estate/Mortgage – 20.3%
41,158	AMB Property Corporation, Series M	6.750%	Baa2	885,309
196,300	AMB Property Corporation, Series P	6.850%	BBB–	4,169,412
12,500	AvalonBay Communities, Inc., Series H	8.700%	BBB	312,750
30,100	Developers Diversified Realty Corporation	7.500%	BBB–	646,548

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate/Mortgage (continued)

47,300	Developers Diversified Realty Corporation, Series G	8.000%		BBB–	$1,086,481
406,800	Developers Diversified Realty Corporation, Series H	7.375%		BBB–	8,489,916
156,200	Duke Realty Corporation, Series L	6.600%		BBB	3,000,602
50,300	Duke Realty Corporation, Series N	7.250%		BBB	1,062,839
5,500	Duke Realty Corporation, Series O	8.375%		BBB	130,460
284,600	First Industrial Realty Trust, Inc., Series J	7.250%		BBB–	5,976,600
577,439	HRPT Properties Trust, Series B	8.750%		BBB–	13,933,603
600,300	Kimco Realty Corporation, Series G	7.750%		BBB+	14,143,068
107,400	Prologis Trust, Series G	6.750%		BBB	2,244,660
455,900	PS Business Parks, Inc.	7.000%		BBB–	9,300,360
57,970	PS Business Parks, Inc., Series I	6.875%		BBB–	1,118,821
240,000	PS Business Parks, Inc., Series L	7.600%		BBB–	5,282,400
2,500	PS Business Parks, Inc., Series O	7.375%		BBB–	51,225
17,100	Public Storage, Inc.	6.750%		BBB+	344,565
64,800	Public Storage, Inc., Series C	6.600%		BBB+	1,283,040
5,200	Public Storage, Inc., Series E	6.750%		BBB+	105,300
59,400	Public Storage, Inc., Series F	6.450%		BBB+	1,142,262
367,196	Public Storage, Inc., Series K	7.250%		BBB+	8,100,344
99,200	Public Storage, Inc., Series M	6.625%		BBB+	1,971,104
347,600	Public Storage, Inc., Series V	7.500%		BBB+	8,550,960
3,371	Public Storage, Inc., Series X	6.450%		BBB+	65,499
107,100	Public Storage, Inc., Series Y	6.850%		BBB+	2,496,769
83,500	Realty Income Corporation	7.375%		BBB–	1,995,650
110,400	Realty Income Corporation, Series E	6.750%		BBB–	2,417,760
47,500	Regency Centers Corporation	7.450%		BBB	1,058,775
22,600	Regency Centers Corporation	7.250%		BBB–	487,030
323,633	Vornado Realty Trust, Series G	6.625%		BBB–	6,391,752
40,200	Vornado Realty Trust, Series H	6.750%		BBB–	794,754
91,100	Vornado Realty Trust, Series I	6.625%		BBB–	1,768,251
594,400	Wachovia Preferred Funding Corporation	7.250%		A2	11,382,760
531,300	Weingarten Realty Investors, Series F	6.500%		BBB	10,599,435
2,300	Weingarten Realty Trust, Series E	6.950%		A–	50,600

	Total Real Estate/Mortgage				132,841,664
	Thrifts & Mortgage Finance – 2.7%
6,800	Countrywide Capital Trust III (PPLUS)	8.050%		Ba1	113,560
420,987	Countrywide Capital Trust IV	6.750%		Ba1	7,468,309
503,519	Countrywide Capital Trust V	7.000%		A+	8,806,547
60,600	Harris Preferred Capital Corporation, Series A	7.375%		A1	1,215,636

	Total Thrifts & Mortgage Finance				17,604,052
	U.S. Agency – 1.3%
47,500	Federal Home Loan Mortgage Corporation, Notes	5.570%		AA–	854,525
19,300	Federal Home Loan Mortgage Corporation	6.550%		AA–	379,245
77,000	Federal Home Loan Mortgage Corporation	8.375%		AA–	1,871,100
116,000	Federal National Mortgage Association	7.000%		AA–	5,499,131

	Total U.S. Agency				8,604,001
	Wireless Telecommunication Services – 0.6%
159,700	United States Cellular Corporation	8.750%		Baa3	3,954,172

	Total $25 Par (or similar) Preferred Securities (cost $740,417,716)				624,042,213

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 1.4% (0.8% of Total Investments)
	Commercial Banks – 1.4%
$8,600	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa3	$9,118,683

$8,600	Total Corporate Bonds (cost $9,386,696)				9,118,683

JTP	Nuveen Quality Preferred Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 61.7% (36.8% of Total Investments)
	Capital Markets – 4.5%
7,850	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	$7,330,762
11,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	9,534,949
3,050	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	2,745,741
1,900	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	2,302,704
2,000	Schwab Capital Trust I	7.500%	11/15/37	A3	1,815,588
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	Aa3	5,529,398

	Total Capital Markets				29,259,142

	Commercial Banks – 32.4%
4,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA–	3,988,056
19,850	Abbey National Capital Trust I	8.963%	6/30/50	A+	21,795,835
23,000	AgFirst Farm Credit Bank	8.393%	12/15/16	A	22,538,228
2,500	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,317,960
2,500	Bank One Capital III	8.750%	9/01/30	Aa3	2,760,038
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,432,061
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	7,002,000
2,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	1,879,044
1,800	BBVA International Unipersonal	5.919%	4/18/58	Aa3	1,472,555
2,000	BNP Paribas	7.195%	12/25/57	AA–	1,813,666
7,500	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	5,618,243
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,065,412
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	1,719,865
7,180	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	7,202,165
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,185,051
4,500	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	3,629,624
11,400	HBOS PLC, Series, 144A	6.413%	4/01/49	A1	7,984,788
4,000	HBOS PLC, Series, 144A	6.657%	11/21/57	A1	2,809,916
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	6,002,155
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	21,091,172
3,000	HT1 Funding, GmbH	6.352%	6/30/57	A–	3,664,925
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	13,716,261
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	1,714,518
2,390	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	2,213,252
12,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	12,026,004
4,255	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	4,402,478
700	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	482,516
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,370,034
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	14,654,483
1,500	Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	1,373,682
9,400	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	6,638,750
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,956,255
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,089,651
3,600	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	3,109,244
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	6,187,376
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	4,821,509
800	Union Bank of Norway	7.068%	11/19/49	A	1,210,942

	Total Commercial Banks				211,939,714
	Diversified Financial Services – 1.8%
1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	AA–	1,566,180
3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	2,426,550
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	7,715,250

	Total Diversified Financial Services				11,707,980
	Diversified Telecommunication Services – 1.7%
11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	11,126,953
	Insurance – 15.3%
7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	8,255,993
2,000	American General Capital II	8.500%	7/01/30	A1	2,075,648
16,600	American International Group	8.175%	5/15/58	A1	15,664,142
13,150	AXA S.A., 144A	6.463%	12/14/49	BBB+	10,538,147

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)

5,500	Great West Life and Annuity Capital I	6.625%	11/15/34	A–	$4,313,353
3,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A–	3,405,115
5,000	MetLife Capital Trust IV	7.875%	12/15/67	BBB+	4,913,745
2,000	MetLife Capital Trust X	9.250%	4/08/68	BBB+	2,159,336
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,241,170
4,100	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,256,257
6,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	5,548,836
6,100	Progressive Corporation	6.700%	6/15/37	A2	5,357,539
3,500	Prudential Financial Inc.	8.875%	6/15/38	A–	3,504,722
2,000	Prudential PLC	6.500%	6/29/49	A	1,706,902
10,200	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	8,564,318
22,000	XL Capital, Limited	6.500%	10/15/57	BBB	14,872,132
5,000	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	4,371,050

	Total Insurance				99,748,405
	Real Estate – 2.8%
2,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	543,472
19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	17,675,938

	Total Real Estate				18,219,410
	Road & Rail – 1.1%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,891,102
	Thrifts & Mortgage Finance – 2.1%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	1,890,524
800	Onbank Capital Trust I	9.250%	2/01/27	A3	833,301
14,900	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	8,426,382
4,600	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	2,487,390

	Total Thrifts & Mortgage Finance				13,637,597

	Total Capital Preferred Securities (cost $473,589,657)				402,530,303

Shares	Description (1)				Value
	Investment Companies – 5.7% (3.4% of Total Investments)
251,398	Blackrock Preferred and Corporate Income Strategies Fund				$3,841,361
601,789	Blackrock Preferred Income Strategies Fund				9,159,229
100,221	Blackrock Preferred Opportunity Trust				1,758,879
643,692	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				8,973,066
216,228	Flaherty and Crumrine/Claymore Total Return Fund Inc.				3,239,095
48,147	John Hancock Preferred Income Fund				911,423
52,729	John Hancock Preferred Income Fund II				986,032
497,219	John Hancock Preferred Income Fund III				8,288,641

	Total Investment Companies (cost $49,085,905)				37,157,726

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 0.5% (0.3% of Total Investments)
$2,000	U.S. Treasury Notes, (3)	3.625%	10/31/09	AAA	$2,034,220
1,500	U.S. Treasury Notes, (3)	3.125%	11/30/09	AAA	1,516,056

$3,500	Total U.S. Government and Agency Obligations (cost $3,556,190)				3,550,276

JTP	Nuveen Quality Preferred Income Fund (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 2.6% (1.6% of Total Investments)
$17,185	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $17,185,236, collateralized by $16,875,000 U.S. Treasury Notes, 3.875%, due 2/15/13, value $17,528,906	1.350%	7/01/08		$17,184,592

	Total Short-Term Investments (cost $17,184,592)				17,184,592

	Total Investments (cost $1,293,220,756) – 167.4%				1,093,583,793

	Other Assets Less Liabilities – (0.0)%				(325,155)

	FundPreferred Shares, at Liquidation Value – (67.4)% (4)				(440,000,000)

	Net Assets Applicable to Common Shares – 100%				$653,258,638

 Interest Rate Swaps outstanding at June 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$110,000,000	Receive	1-Month USD-LIBOR	4.350%	Monthly	8/29/09	$(1,494,344)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Portion of investment, with an aggregate market value of $1,232,025, has been pledged to collateralize the net payment obligations under interest rate swap contracts.
(4)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (40.2)%.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
SATURNS	Structured Asset Trust Unit Repackaging.
See accompanying notes to financial statements.

JPS	Nuveen Quality Preferred Income Fund 2 Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 94.0% (57.5% of Total Investments)
	Capital Markets – 7.1%
27,793	BNY Capital Trust V, Series F	5.950%	A	$575,315
1,338,200	Deutsche Bank Capital Funding Trust II	6.550%	A+	26,429,450
219,800	Deutsche Bank Contingent Capital Trust III	7.600%	A+	5,026,826
10,400	Goldman Sachs Capital I (CORTS)	6.000%	A1	207,480
13,200	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	270,600
4,800	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA–	94,080
1,800	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	AA–	37,152
9,700	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	AA–	180,420
30,900	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	606,258
7,000	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	141,540
14,200	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	266,960
17,400	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	325,380
19,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	361,536
108,800	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA–	2,197,760
7,800	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA–	154,674
8,300,000	JP Morgan Chase & Company	7.900%	A1	7,805,569
120,200	JP Morgan Chase Capital XXVI	8.000%	Aa3	3,113,481
227,900	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	3,830,999
90,900	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,490,760
23,983	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	385,407
197,781	Merrill Lynch Preferred Capital Trust III	7.000%	A2	3,510,613
137,800	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	2,532,764
243,200	Merrill Lynch Preferred Capital Trust V	7.280%	A2	4,594,048
416,864	Morgan Stanley Capital Trust III	6.250%	A–	7,528,564
287,957	Morgan Stanley Capital Trust IV	6.250%	A1	5,122,755
34,779	Morgan Stanley Capital Trust V	5.750%	A1	589,504
495,400	Morgan Stanley Capital Trust VI	6.600%	A1	9,363,060
111,297	Morgan Stanley Capital Trust VII	6.600%	A1	2,054,543

	Total Capital Markets			88,797,498
	Commercial Banks – 16.7%
47,100	ABN AMRO Capital Fund Trust V	5.900%	A	796,932
162,960	ASBC Capital I	7.625%	A3	3,796,968
7,100	BAC Capital Trust IV	5.875%	Aa3	135,965
7,100	BAC Capital Trust V	6.000%	A+	136,249
8,000	BAC Capital Trust VIII	6.000%	Aa3	150,800
48,000	BAC Capital Trust X	6.250%	Aa3	962,400
86,879	Banco Santander Finance, 144A	6.500%	A+	1,833,147
221,657	Banco Santander Finance, 144A	6.800%	Aa3	4,867,588
17,800	BancorpSouth Capital Trust I	8.150%	Baa1	445,178
731,000	Banesto Holdings, Series A, 144A	10.500%	A1	22,181,318
100,000	Bank of America Corporation	6.625%	A+	2,109,000
203,200	Bank One Capital Trust VI	7.200%	Aa3	4,754,880
530,385	Barclays Bank PLC	8.125%	Aa3	13,042,167
100,000	Barclays Bank PLC	7.750%	Aa3	2,265,000
100,000	Barclays Bank PLC	7.100%	Aa3	2,106,000
19,529	Barclays Bank PLC	6.625%	Aa3	381,206
261,500	Capital One Capital II Corporation	7.500%	Baa1	4,850,825
447,955	Citizens Funding Trust I	7.500%	Baa1	4,860,312
225,500	CoBank ACB, 144A	7.000%	N/R	10,459,818
41,700	Credit Suisse Guernsey	7.900%	A	1,025,820
659,300	Fifth Third Capital Trust VI	7.250%	A–	10,654,288
2,100	Fleet Capital Trust IX	6.000%	Aa3	41,108
372,995	HSBC Finance Corporation	6.875%	AA–	8,489,366
91,549	HSBC Finance Corporation	6.000%	AA–	1,977,458
456,400	HSBC Holdings PLC	8.125%	A	11,884,656
3,000	HSBC Holdings PLC	6.200%	A1	61,830
4,500	KeyCorp Capital Trust V	5.875%	A3	61,875

JPS	Nuveen Quality Preferred Income Fund 2 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Commercial Banks (continued)

3,900	KeyCorp Capital Trust VI	6.125%	A3	$54,678
41,862	KeyCorp Capital VIII	7.000%	A3	604,906
51,398	KeyCorp Capital Trust IX	6.750%	A3	719,572
109,800	M&T Capital Trust IV	8.500%	A3	2,635,749
132,610	National Bank of Greece S.A.	9.000%	AAA–	3,374,925
1,117,787	National City Capital Trust II	6.625%	BBB+	13,994,693
42,294	National City Capital Trust IV	8.000%	BBB+	634,410
1,800	National Westminster Bank PLC	7.760%	Aa3	39,060
289,600	PFCI Capital Corporation	7.750%	A–	7,529,600
35,600	PNC Capital Trust	7.750%	A–	799,932
11,700	PNC Capital Trust	6.125%	A2	236,808
50,000	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	806,000
13,500	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	241,650
580,533	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	10,472,815
18,943	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	328,472
231,400	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	4,732,130
103,900	Royal Bank of Scotland Group PLC	6.600%	Aa3	1,934,618
3,500	SunAmerica (CORTS)	6.700%	AA–	66,605
227,400	SunTrust Capital Trust IX	7.875%	A–	4,827,702
8,100	USB Capital Trust VI	5.750%	Aa3	159,570
12,300	USB Capital Trust VII	5.875%	Aa3	248,706
515,850	USB Capital Trust XI	6.600%	A+	10,920,545
74,740	VNB Capital Trust I	7.750%	BBB	1,846,078
9,715	Wachovia Capital Trust IX	6.375%	A1	167,001
176,316	Wachovia Trust IV	6.375%	A1	3,083,767
181,349	Wells Fargo Capital Trust V	7.000%	Aa2	4,341,495
37,981	Wells Fargo Capital Trust VII	5.850%	AA–	790,005
307,119	Wells Fargo Capital Trust XII	7.875%	AA–	7,674,904
588,750	Zions Capital Trust B	8.000%	Baa1	12,952,500

	Total Commercial Banks			210,551,050
	Computers & Peripherals – 0.0%
7,200	IBM Corporation, Class A (CORTS)	5.625%	A+	155,304
11,310	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	279,018

	Total Computers & Peripherals			434,322
	Diversified Financial Services – 11.8%
6,300	Allied Capital Corporation	6.875%	BBB+	94,185
3,000	American International Group (CORTS)	6.125%	A1	50,250
287,160	BAC Capital Trust XII	6.875%	A+	6,288,804
556,725	Citigroup Capital Trust VIII	6.950%	A1	11,140,067
101,190	Citigroup Capital Trust IX	6.000%	A1	1,736,420
34,300	Citigroup Capital Trust XI	6.000%	A1	588,245
46,500	Citigroup Capital X	6.100%	A	806,775
824,088	Citigroup Capital XV	6.500%	A1	15,270,351
27,900	Citigroup Capital XVI	6.450%	A1	513,360
103,000	Citigroup Capital XVII	6.350%	A1	1,820,010
67,000	CitiGroup Capital XIX	7.250%	A1	1,417,720
241,800	Citigroup Capital XX	7.875%	A	5,750,609
10,000,000	Citigroup Inc., Series E	8.400%	A	9,518,600
100,000	Citigroup Inc., Series F	8.500%	A	2,324,000
67,700	Citigroup Inc., Series M	8.125%	A	1,516,480
1,087,200	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	22,428,936
104,612	General Electric Capital Corporation	6.450%	AAA	2,666,560
100	General Electric Capital Corporation	6.050%	AAA	2,518
1,484,400	ING Groep N.V.	7.200%	A1	31,959,132
1,432,255	ING Groep N.V.	7.050%	A	30,034,387
25,800	ING Groep N.V.	6.375%	A	478,590
2,900	JPMorgan Chase Capital Trust XIV	6.200%	Aa3	61,596
114,500	Merrill Lynch Capital Trust I	6.450%	A+	1,986,575
1,000	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	17,080
17,400	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	327,120

	Total Diversified Financial Services			148,798,370

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Telecommunication Services – 0.3%
87,100	AT&T Inc.	6.375%	A	$2,178,371
17,500	BellSouth Capital Funding (CORTS)	7.120%	A	391,563
43,200	BellSouth Corporation (CORTS)	7.000%	A	990,900
28,800	Verizon Communications (CORTS)	7.625%	A	720,288

	Total Diversified Telecommunication Services			4,281,122
	Electric Utilities – 6.0%
27,300	DTE Energy Trust I	7.800%	Baa3	685,503
1,200	Entergy Arkansas Inc.	6.700%	AA	29,952
3,700	Entergy Arkansas Inc.	6.000%	AA	92,167
57,350	Entergy Louisiana LLC	7.600%	A–	1,432,030
1,298,900	Entergy Mississippi Inc.	7.250%	A–	32,628,366
1,400	Entergy Mississippi Inc.	6.000%	AAA	34,636
110,392	FPL Group Capital Inc.	6.600%	BBB+	2,732,202
6,500	FPL Group Capital Trust I	5.875%	A3	153,725
1,600	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	38,224
8,900	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	195,800
25,600	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	563,456
332,100	PPL Capital Funding, Inc.	6.850%	Baa2	8,066,709
356,600	PPL Energy Supply LLC	7.000%	BBB	8,879,340
837,882	Xcel Energy Inc.	7.600%	BBB–	20,670,549

	Total Electric Utilities			76,202,659
	Food Products – 0.4%
56,900	Dairy Farmers of America Inc., 144A	7.875%	BBB–	4,644,463
	Household Durables – 0.2%
114,252	Pulte Homes Inc.	7.375%	BB	2,142,225
	Insurance – 16.5%
1,000	Aegon N.V., Series 1	4.000%	A–	16,790
79,974	Aegon N.V.	6.875%	A–	1,447,529
2,463,950	Aegon N.V.	6.375%	A–	42,133,543
10,400	Aegon N.V.	7.250%	A–	205,920
4,400	AIG Capital Securities, Series 2002-11 (SATURNS)	6.000%	A1	74,580
67,190	AMBAC Financial Group Inc.	5.950%	A	497,206
6,000	American International Group, Inc.	6.450%	A1	109,740
315,000	American International Group, Inc.	7.700%	A	7,052,850
989,983	Arch Capital Group Limited	8.000%	BBB–	23,056,704
12,500	Arch Capital Group Limited, Series B	7.875%	BBB–	290,000
711,446	Berkley WR Corporation, Capital Trust II	6.750%	BBB–	15,545,095
660,207	Delphi Financial Group, Inc.	8.000%	BBB+	15,112,138
426,900	Delphi Financial Group, Inc.	7.376%	BBB–	7,987,299
316,050	EverestRe Capital Trust II	6.200%	BBB	5,884,851
63,800	Financial Security Assurance Holdings	6.875%	AA	1,020,162
718,000	Financial Security Assurance Holdings	6.250%	AA	11,775,200
2,800	Financial Security Assurance Holdings	5.600%	AA	38,920
54,100	Lincoln National Capital Trust VI	6.750%	A–	1,187,495
14,900	Lincoln National Corporation	6.750%	A–	334,654
531,600	Markel Corporation	7.500%	Baa2	12,779,664
668,320	PartnerRe Limited, Series C	6.750%	BBB+	13,673,827
6,200	PartnerRe Limited, Series D	6.500%	BBB+	119,040
110,300	PLC Capital Trust III	7.500%	BBB+	2,379,171
462,240	PLC Capital Trust IV	7.250%	BBB+	9,817,978
28,100	PLC Capital Trust V	6.125%	BBB+	547,669
109,600	Protective Life Corporation	7.250%	BBB	2,316,944
9,400	Prudential Financial Inc. (CORTS)	6.000%	A+	189,880
550,600	Prudential Financial Inc.	9.000%	A–	13,709,940
380,900	Prudential PLC	6.750%	A–	7,275,190
19,500	Prudential PLC	6.500%	A–	360,750
358,200	RenaissanceRe Holdings Limited	6.600%	BBB	6,855,948
158,000	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,284,820
20,500	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	353,830
5,600	Torchmark Capital Trust III	7.100%	BBB+	123,200

	Total Insurance			207,558,527

JPS	Nuveen Quality Preferred Income Fund 2 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	IT Services – 0.0%
17,300	Vertex Industries Inc. (PPLUS)	7.625%	A	$430,770
	Media – 6.1%
167,400	CBS Corporation	7.250%	BBB	3,835,134
864,700	CBS Corporation	6.750%	BBB	18,245,170
1,372,514	Comcast Corporation	7.000%	BBB+	31,842,325
17,000	Comcast Corporation	6.625%	Baa2	366,010
1,003,840	Viacom Inc.	6.850%	BBB	21,933,904
3,500	Walt Disney Company (CORTS)	6.875%	A	88,445

	Total Media			76,310,988
	Oil, Gas & Consumable Fuels – 1.7%
908,311	Nexen Inc.	7.350%	Baa3	21,853,963
	Pharmaceuticals – 0.0%
7,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	171,760
7,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	183,675

	Total Pharmaceuticals			355,435
	Real Estate/Mortgage – 22.0%
212,979	AMB Property Corporation, Series P	6.850%	BBB–	4,523,674
94,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,354,382
105,805	BRE Properties, Series C	6.750%	BBB–	2,190,164
32,635	BRE Properties, Series D	6.750%	BBB–	674,239
61,667	Developers Diversified Realty Corporation	7.500%	BBB–	1,324,607
639,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB–	14,696,505
191,323	Developers Diversified Realty Corporation, Series H	7.375%	BBB–	3,992,911
231,300	Duke Realty Corporation, Series K	6.500%	BBB	4,545,045
302,600	Duke Realty Corporation, Series L	6.600%	BBB	5,812,946
2,200	Duke Realty Corporation, Series N	7.250%	BBB	46,486
62,000	Duke Realty Corporation, Series O	8.375%	BBB	1,470,640
154,846	Duke-Weeks Realty Corporation	6.950%	BBB	3,100,017
5,600	Duke-Weeks Realty Corporation	6.625%	BBB	110,768
5,300	First Industrial Realty Trust, Inc., Series J	7.250%	BBB–	112,095
285,900	First Industrial Realty Trust, Inc., Series J	7.250%	BBB–	6,003,900
1,066,465	HRPT Properties Trust, Series B	8.750%	BBB–	25,733,800
75,880	HRPT Properties Trust, Series C	7.125%	BBB–	1,591,204
173,100	Kimco Realty Corporation, Series F	6.650%	BBB+	3,695,685
905,801	Kimco Realty Corporation, Series G	7.750%	BBB+	21,340,672
95,328	Prologis Trust, Series G	6.750%	BBB	1,992,355
60,100	PS Business Parks, Inc.	6.700%	BBB–	1,162,935
782,929	PS Business Parks, Inc.	7.000%	BBB–	15,971,752
108,900	PS Business Parks, Inc., Series I	6.875%	BBB–	2,101,770
110,700	PS Business Parks, Inc., Series K	7.950%	BBB–	2,605,878
401,000	PS Business Parks, Inc., Series L	7.600%	BBB–	8,826,010
6,300	PS Business Parks, Inc., Series O	7.375%	BBB–	129,087
43,400	Public Storage, Inc.	6.750%	BBB+	874,510
234,600	Public Storage, Inc., Series C	6.600%	BBB+	4,645,080
41,400	Public Storage, Inc., Series E	6.750%	BBB+	838,350
73,666	Public Storage, Inc., Series F	6.450%	BBB+	1,416,597
20,130	Public Storage, Inc., Series H	6.950%	BBB+	418,100
401,300	Public Storage, Inc., Series I	7.250%	BBB+	8,989,120
381,020	Public Storage, Inc., Series K	7.250%	BBB+	8,405,301
711,570	Public Storage, Inc., Series M	6.625%	BBB+	14,138,896
146,900	Public Storage, Inc., Series V	7.500%	BBB+	3,613,740
10,100	Public Storage, Inc., Series X	6.450%	BBB+	196,243
67,600	Public Storage, Inc., Series Y	6.850%	BBB+	1,575,925
4,000	Public Storage, Inc., Series Z	6.250%	BBB+	75,000
159,400	Realty Income Corporation	7.375%	BBB–	3,809,660
474,358	Realty Income Corporation, Series E	6.750%	BBB–	10,388,440
325,223	Regency Centers Corporation	7.450%	BBB	7,249,221
245,800	Regency Centers Corporation	7.250%	BBB–	5,296,990
40,200	United Dominion Realty Trust	6.750%	BBB–	877,566
4,100	Vornado Realty Trust, Series F	6.750%	BBB–	81,590
219,940	Vornado Realty Trust, Series G	6.625%	BBB–	4,343,815

Shares	Description (1)	Coupon	Ratings (2)	Value
	Real Estate/Mortgage (continued)

122,800	Vornado Realty Trust, Series H	6.750%	BBB–	$2,427,756
220,250	Vornado Realty Trust, Series I	6.625%	BBB–	4,275,053
2,293,500	Wachovia Preferred Funding Corporation	7.250%	A2	43,920,521
482,200	Weingarten Realty Investors, Series F	6.500%	BBB	9,619,890
1,100	Weingarten Realty Trust, Preferred Securities	6.750%	A–	23,375
158,600	Weingarten Realty Trust, Series E	6.950%	A–	3,489,200

	Total Real Estate/Mortgage			277,099,466
	Thrifts & Mortgage Finance – 1.7%
501,353	Countrywide Capital Trust IV	6.750%	Ba1	8,894,002
699,737	Countrywide Capital Trust V	7.000%	A+	12,238,400
24,200	Harris Preferred Capital Corporation, Series A	7.375%	A1	485,452

	Total Thrifts & Mortgage Finance			21,617,854
	U.S. Agency – 1.6%
76,600	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA–	1,378,034
67,200	Federal Home Loan Mortgage Corporation	6.550%	AA–	1,320,480
289,000	Federal Home Loan Mortgage Corporation	8.375%	AA–	7,022,700
221,000	Federal National Mortgage Association	7.000%	AA–	10,476,792

	Total U.S. Agency			20,198,006
	Wireless Telecommunication Services – 1.9%
939,840	United States Cellular Corporation	8.750%	Baa3	23,270,438

	Total $25 Par (or similar) Preferred Securities (cost $1,391,044,116)			1,184,547,156

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 0.4% (0.2% of Total Investments)
	Commercial Banks – 0.4%
$4,400	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa3	$4,665,373

$4,400	Total Corporate Bonds (cost $4,840,055)				4,665,373

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 59.9% (36.6% of Total Investments)
	Capital Markets – 5.8%
4,900	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	$4,575,890
21,190	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	17,723,295
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	16,820,198
7,120	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	6,409,730
3,600	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	4,363,018
3,000	Schwab Capital Trust I	7.500%	11/15/37	A3	2,723,382
19,800	UBS Preferred Funding Trust I	8.622%	10/29/49	Aa3	19,905,831

	Total Capital Markets				72,521,344

	Commercial Banks – 31.1%
10,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA–	9,970,140
36,650	Abbey National Capital Trust I	8.963%	6/30/50	A+	40,242,688
29,000	AgFirst Farm Credit Bank	8.393%	12/15/16	A	28,417,767
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	A	6,583,006
6,500	Bank One Capital III	8.750%	9/01/30	Aa3	7,176,098
4,300	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	4,235,100
4,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	4,296,182
36,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	35,009,998
1,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	939,522
3,600	BBVA International Unipersonal	5.919%	4/18/58	Aa3	2,945,110
1,000	BNP Paribas	7.195%	12/25/57	AA–	906,833
5,000	Capital One Capital III Corporation	7.686%	8/15/36	Baa1	4,010,590
6,920	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	5,183,765
6,250	Credit Agricole S.A.	6.637%	5/29/49	Aa3	5,213,163

JPS	Nuveen Quality Preferred Income Fund 2 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Banks (continued)

3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	$3,743,235
6,000	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	6,018,522
1,500	First Empire Capital Trust I	8.234%	2/01/27	A3	1,496,445
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,185,051
6,310	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	5,089,539
19,200	HBOS PLC, Series, 144A	6.413%	4/01/49	A1	13,448,064
5,000	HBOS PLC, Series, 144A	6.657%	11/21/57	A1	3,512,395
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,505,247
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	7,686,288
6,000	HT1 Funding, GmbH	6.352%	6/30/57	A–	7,329,851
25,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	26,377,425
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	6,858,072
8,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	7,871,400
14,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	14,030,338
8,000	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	8,277,280
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	7,055,072
10,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	6,893,090
12,000	PNC Preferred Funding Trust III	8.700%	3/15/58	A–	11,963,484
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,370,034
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	6,699,192
17,500	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	17,640,980
3,300	Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	3,022,100
22,700	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	16,031,875
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,956,255
6,900	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	5,959,385
13,600	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	13,794,806
9,000	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	9,232,677
1,500	Union Bank of Norway	7.068%	11/19/49	A	2,270,516
— (3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	14,572,500

	Total Commercial Banks				392,021,080
	Diversified Financial Services – 1.9%
1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	AA–	1,044,120
6,800	Fulton Capital Trust I	6.290%	2/01/36	A3	4,714,440
19,300	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	18,383,250

	Total Diversified Financial Services				24,141,810

	Diversified Telecommunication Services – 2.4%
30	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	29,919,141
	Insurance – 14.0%
14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	15,574,054
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	A1	27,094,172
19,200	American International Group	8.175%	5/15/58	A1	18,117,562
8,900	AXA S.A., 144A	6.463%	12/14/49	BBB+	7,132,282
10,700	AXA-UAP	8.600%	12/15/30	A–	11,554,299
6,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A–	5,914,148
1,000	Liberty Mutual Group	7.800%	3/15/37	Baa3	800,315
8,000	MetLife Capital Trust IV	7.875%	12/15/67	BBB+	7,861,992
4,000	MetLife Capital Trust X	9.250%	4/08/68	BBB+	4,318,672
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,063,860
6,400	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	5,082,938
12,300	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	10,500,104
15,600	Progressive Corporation	6.700%	6/15/37	A2	13,701,246
7,000	Prudential Financial Inc.	8.875%	6/15/38	A–	7,009,443
2,850	Prudential PLC	6.500%	6/29/49	A	2,432,335
18,100	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	15,197,466
28,900	XL Capital, Limited	6.500%	10/15/57	BBB	19,536,573
3,800	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	3,321,998

	Total Insurance				176,213,459
	Real Estate – 0.3%
15,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	4,076,040

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Road & Rail – 1.0%
14,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	$13,056,826
	Thrifts & Mortgage Finance – 3.4%
12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Ba1	10,907,952
1,300	MM Community Funding Trust I Limited	9.480%	6/15/31	Baa2	1,185,600
36,700	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	20,754,914
18,100	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	9,787,340

	Total Thrifts & Mortgage Finance				42,635,806

	Total Capital Preferred Securities (cost $910,104,427)				754,585,506

Shares	Description (1)	Value
	Investment Companies – 5.3% (3.3% of Total Investments)
306,317	Blackrock Preferred and Corporate Income Strategies Fund	$4,680,524
1,126,886	Blackrock Preferred Income Strategies Fund	17,151,205
347,135	Blackrock Preferred Opportunity Trust	6,092,219
1,217,312	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	16,969,329
216,222	Flaherty and Crumrine/Claymore Total Return Fund Inc.	3,239,006
107,237	John Hancock Preferred Income Fund	2,029,996
90,920	John Hancock Preferred Income Fund II	1,700,204
884,701	John Hancock Preferred Income Fund III	14,747,966

	Total Investment Companies (cost $87,775,542)	66,610,449

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 0.5% (0.3% of Total Investments)

$6,000	U.S. Treasury Notes, (4)	3.125%	11/30/09	AAA	$6,064,224

$6,000	Total U.S. Government and Agency Obligations (cost $6,077,127)				6,064,224

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.4% (2.1% of Total Investments)

$43,359	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $43,361,098, collateralized by $43,045,000 U.S. Treasury Notes, 4.500%, due 3/31/09, value $44,228,738	1.350%	7/01/08		$43,359,472

	Total Short-Term Investments (cost $43,359,472)				43,359,472

	Total Investments (cost $2,443,200,739) – 163.5%				2,059,832,180

	Other Assets Less Liabilities – 0.0%				9,130

	FundPreferred Shares, at Liquidation Value – (63.5)% (5)				(800,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,259,841,310

       Interest Rate Swaps outstanding at June 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.910%	Monthly	11/06/09	$(1,905,160)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

JPS	Nuveen Quality Preferred Income Fund 2 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Principal Amount (000)/Shares rounds to less than $1,000.
(4)	Portion of investment, with an aggregate market value of $1,466,532, has been pledged to collateralize the net payment obligations under interest rate swap contracts.
(5)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (38.8)%.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
SATURNS	Structured Asset Trust Unit Repackaging.
See accompanying notes to financial statements.

JHP	Nuveen Quality Preferred Income Fund 3 Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 109.3% (64.2% of Total Investments)
	Capital Markets – 12.6%
725	BNY Capital Trust V, Series F	5.950%	A	$15,008
560,800	Deutsche Bank Capital Funding Trust II	6.550%	A+	11,075,797
22,100	Deutsche Bank Contingent Capital Trust III	7.600%	A+	505,427
5,800	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA–	113,680
11,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	222,530
12,000	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	225,960
3,300,000	JP Morgan Chase & Company	7.900%	A1	3,103,419
357,800	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	6,014,618
70,800	Merrill Lynch Preferred Capital Trust III	7.000%	A2	1,256,700
21,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	389,656
88,000	Merrill Lynch Preferred Capital Trust V	7.280%	A2	1,662,320
176,923	Morgan Stanley Capital Trust III	6.250%	A–	3,195,229
1,400	Morgan Stanley Capital Trust IV	6.250%	A1	24,906
21,100	Morgan Stanley Capital Trust V	5.750%	A1	357,645
60,400	Morgan Stanley Capital Trust VI	6.600%	A1	1,141,560
27,218	Morgan Stanley Capital Trust VII	6.600%	A1	502,444

	Total Capital Markets			29,806,899
	Commercial Banks – 18.2%
38,300	ASBC Capital I	7.625%	A3	892,390
4,100	BAC Capital Trust IV	5.875%	Aa3	78,515
37,500	BAC Capital Trust V	6.000%	A+	719,625
12,200	BAC Capital Trust VIII	6.000%	Aa3	229,970
17,612	Banco Santander Finance, 144A	6.500%	A+	371,613
205,684	Banco Santander Finance, 144A	6.800%	Aa3	4,516,821
1,800	BancorpSouth Capital Trust I	8.150%	Baa1	45,018
246,100	Banesto Holdings, Series A, 144A	10.500%	A1	7,467,607
22,200	Bank One Capital Trust VI	7.200%	Aa3	519,480
137,500	Barclays Bank PLC	8.125%	Aa3	3,381,125
31,297	Citizens Funding Trust I	7.500%	Baa1	339,572
44,500	CoBank ACB, 144A	7.000%	N/R	2,064,133
349,600	Fifth Third Capital Trust VI	7.250%	A–	5,649,536
23,216	Fleet Capital Trust VIII	7.200%	Aa3	504,948
130,100	HSBC Finance Corporation	6.875%	AA–	2,961,076
167,655	KeyCorp Capital Trust IX	6.750%	A3	2,347,170
14,900	M&T Capital Trust IV	8.500%	A3	357,675
43,500	National Bank of Greece S.A.	9.000%	AAA–	1,107,075
236,355	National City Capital Trust II	6.625%	BBB+	2,959,165
34,651	PNC Capital Trust	6.125%	A2	701,336
104,465	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	1,884,549
1,100	SunAmerica (CORTS)	6.700%	AA–	20,933
2,700	USB Capital Trust XI	6.600%	A+	57,159
7,760	VNB Capital Trust I	7.750%	BBB	191,672
4,000	Wells Fargo Capital Trust IX	5.625%	Aa2	77,800
47,944	Wells Fargo Capital Trust VII	5.850%	AA–	997,235
35,500	Wells Fargo Capital Trust XII	7.875%	AA–	887,145
78,100	Zions Capital Trust B	8.000%	Baa1	1,718,200

	Total Commercial Banks			43,048,543
	Computers & Peripherals – 0.0%
2,804	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	69,175

JHP	Nuveen Quality Preferred Income Fund 3 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services – 14.8%
59,100	Allied Capital Corporation	6.875%	BBB+	$883,545
1,600	American International Group (CORTS)	6.125%	A1	26,800
333,315	BAC Capital Trust XII	6.875%	A+	7,299,597
5,000	Citigroup Capital XIV	6.875%	A1	99,700
39,729	Citigroup Capital XV	6.500%	A1	736,178
304,900	Citigroup Capital XX	7.875%	A	7,251,284
3,000,000	Citigroup Inc., Series E	8.400%	A	2,855,580
55,000	Citigroup Inc., Series M	8.125%	A	1,232,000
99,600	General Electric Capital Corporation	6.050%	AAA	2,507,928
4,400	ING Group N.V.	8.500%	A1	109,560
6,400	ING Group N.V.	7.375%	A1	139,904
381,600	ING Group N.V.	7.200%	A1	8,215,846
133,000	ING Group N.V.	7.050%	A	2,789,010
20,000	ING Group N.V.	6.375%	A	371,000
22,900	ING Group N.V.	6.125%	A	407,620

	Total Diversified Financial Services			34,925,552
	Diversified Telecommunication Services – 2.1%
167,200	AT&T Inc.	6.375%	A	4,181,672
3,300	BellSouth Capital Funding (CORTS)	7.120%	A	73,838
4,600	BellSouth Corporation (CORTS)	7.000%	A	105,513
26,600	Verizon Communications (CORTS)	7.625%	A	665,266

	Total Diversified Telecommunication Services			5,026,289
	Electric Utilities – 5.5%
53,800	Entergy Louisiana LLC	7.600%	A–	1,343,386
201,047	Entergy Mississippi Inc.	7.250%	A–	5,050,301
47,900	FPL Group Capital Inc.	7.450%	BBB+	1,245,400
23,800	FPL Group Capital Inc.	6.600%	BBB+	589,050
2,000	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	44,000
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	726,726
34,400	PPL Energy Supply LLC	7.000%	BBB	856,560
131,500	Xcel Energy Inc.	7.600%	BBB–	3,244,105

	Total Electric Utilities			13,099,528
	Food Products – 0.4%
11,000	Dairy Farmers of America Inc., 144A	7.875%	BBB–	897,875

	Insurance – 17.8%
14,086	Aegon N.V.	6.875%	A–	254,957
409,738	Aegon N.V.	6.375%	A–	7,006,520
5,100	AIG Capital Securities, Series 2002-11 (SATURNS)	6.000%	A1	86,445
41,700	AMBAC Financial Group Inc.	5.950%	A	308,580
142,500	American International Group Inc.	7.700%	A	3,190,575
195,649	Arch Capital Group Limited	8.000%	BBB–	4,556,665
55,000	Berkley WR Corporation, Capital Trust II	6.750%	BBB–	1,201,750
139,400	Delphi Financial Group, Inc.	8.000%	BBB+	3,190,866
92,100	Delphi Financial Group, Inc.	7.376%	BBB–	1,723,191
110,367	EverestRe Capital Trust II	6.200%	BBB	2,055,034
146,400	Financial Security Assurance Holdings	6.250%	AA	2,400,960
174,900	PartnerRe Limited, Series C	6.750%	BBB+	3,578,454
2,100	PartnerRe Limited, Series D	6.500%	BBB+	40,320
57,700	PLC Capital Trust III	7.500%	BBB+	1,244,589
46,400	PLC Capital Trust IV	7.250%	BBB+	985,536
4,200	PLC Capital Trust V	6.125%	BBB+	81,858
331,600	Protective Life Corporation	7.250%	BBB	7,010,024
80,844	Prudential PLC	6.750%	A–	1,544,120
3,300	RenaissanceRe Holdings Limited	6.600%	BBB	63,162
73,466	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,527,358

	Total Insurance			42,050,964

Shares	Description (1)	Coupon	Ratings (2)	Value
	Media – 6.1%
75,000	CBS Corporation	6.750%	BBB	$1,582,500
186,800	Comcast Corporation	7.000%	BBB+	4,408,480
27,400	Comcast Corporation	7.000%	BBB+	635,680
103,100	Comcast Corporation	6.625%	Baa2	2,219,743
259,800	Viacom Inc.	6.850%	BBB	5,676,630

	Total Media			14,523,033
	Oil, Gas & Consumable Fuels – 2.0%
195,200	Nexen Inc.	7.350%	Baa3	4,696,512
	Pharmaceuticals – 0.1%
8,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	194,360
4,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	117,552

	Total Pharmaceuticals			311,912
	Real Estate/Mortgage – 24.4%
10,700	AvalonBay Communities, Inc., Series H	8.700%	BBB	267,714
29,400	BRE Properties, Series C	6.750%	BBB–	608,580
8,229	BRE Properties, Series D	6.750%	BBB–	170,011
171,200	Developers Diversified Realty Corporation, Series G	8.000%	BBB–	3,932,464
32,000	Developers Diversified Realty Corporation, Series H	7.375%	BBB–	667,840
112,900	Duke Realty Corporation, Series L	6.600%	BBB	2,168,809
136,700	Duke Realty Corporation, Series N	7.250%	BBB	2,888,471
149,600	Duke-Weeks Realty Corporation	6.950%	BBB	2,994,992
144,800	First Industrial Realty Trust, Inc., Series J	7.250%	BBB–	3,040,800
144,229	HRPT Properties Trust, Series B	8.750%	BBB–	3,480,246
131,111	HRPT Properties Trust, Series C	7.125%	BBB–	2,749,398
186,200	Kimco Realty Corporation, Series G	7.750%	BBB+	4,386,872
14,500	Prologis Trust, Series G	6.750%	BBB	303,050
155,600	PS Business Parks, Inc.	7.000%	BBB–	3,174,240
13,300	PS Business Parks, Inc.	6.700%	BBB–	257,355
115,800	PS Business Parks, Inc., Series L	7.600%	BBB–	2,548,758
115,500	Public Storage, Inc.	6.750%	BBB+	2,327,325
16,500	Public Storage, Inc., Series F	6.450%	BBB+	317,295
14,000	Public Storage, Inc., Series H	6.950%	BBB+	290,780
194,262	Public Storage, Inc., Series K	7.250%	BBB+	4,285,420
32,500	Public Storage, Inc., Series M	6.625%	BBB+	645,775
77,300	Public Storage, Inc., Series Y	6.850%	BBB+	1,802,056
5,900	Realty Income Corporation	7.375%	BBB–	141,010
53,800	Realty Income Corporation, Series E	6.750%	BBB–	1,178,220
30,972	Regency Centers Corporation	7.450%	BBB	690,366
76,000	Regency Centers Corporation	7.250%	BBB–	1,637,800
9,000	Regency Centers Corporation	6.700%	BBB–	183,330
59,800	United Dominion Realty Trust	6.750%	BBB–	1,305,434
61,800	Vornado Realty Trust, Series G	6.625%	BBB–	1,220,550
7,500	Vornado Realty Trust, Series I	6.625%	BBB–	145,575
262,800	Wachovia Preferred Funding Corporation	7.250%	A2	5,032,620
94,600	Weingarten Realty Investors, Series F	6.500%	BBB	1,887,270
39,900	Weingarten Realty Trust, Series E	6.950%	A–	877,800

	Total Real Estate/Mortgage			57,608,226
	Thrifts & Mortgage Finance – 2.5%
164,935	Countrywide Capital Trust IV	6.750%	Ba1	2,925,947
168,931	Countrywide Capital Trust V	7.000%	A+	2,954,603
3,300	Harris Preferred Capital Corporation, Series A	7.375%	A1	66,198

	Total Thrifts & Mortgage Finance			5,946,748
	U.S. Agency – 1.1%
15,900	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA–	286,041
13,200	Federal Home Loan Mortgage Corporation	6.550%	AA–	259,380
43,500	Federal National Mortgage Association	7.000%	AA–	2,062,174
	Total U.S. Agency			2,607,595

JHP	Nuveen Quality Preferred Income Fund 3 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	Wireless Telecommunication Services – 1.7%
157,500	United States Cellular Corporation	8.750%		Baa3	$3,899,706

	Total $25 Par (or similar) Preferred Securities (cost $307,099,091)				258,518,557

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 49.6% (29.1% of Total Investments)
	Capital Markets – 6.3%
50	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	$46,693
4,300	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	3,596,516
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	8,348,602
2,340	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	2,106,569
700	MUFG Capital Finance 2	4.850%	7/25/56	BBB+	848,365

	Total Capital Markets				14,946,745

	Commercial Banks – 22.7%
1,500	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA–	1,495,521
1,800	Abbey National Capital Trust I	8.963%	6/30/50	A+	1,976,449
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,761,650
6,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,029,500
500	Barclays Bank PLC	7.434%	12/15/57	Aa3	469,761
700	BBVA International Unipersonal	5.919%	4/18/58	Aa3	572,660
5,000	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	3,745,495
4,250	Credit Agricole S.A.	6.637%	5/29/49	Aa3	3,544,951
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	910,517
3,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	3,410,496
1,000	First Empire Capital Trust I	8.234%	2/01/27	A3	997,630
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	395,017
1,600	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	1,290,533
3,600	HBOS PLC, Series, 144A	6.413%	4/01/49	A1	2,521,512
1,000	HBOS PLC, Series, 144A	6.657%	11/21/57	A1	702,479
1,000	HT1 Funding, GmbH	6.352%	6/30/57	A–	1,221,642
2,500	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	2,637,743
1,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	926,047
2,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	2,004,334
2,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	1,378,618
3,000	PNC Preferred Funding Trust III	8.700%	3/15/58	A–	2,990,871
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	685,017
1,500	Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	1,373,682
3,300	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	2,330,625
1,500	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	1,295,519
2,660	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	2,698,102
— (3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	4,250,313

	Total Commercial Banks				53,616,684
	Diversified Financial Services – 1.1%
1,300	Fulton Capital Trust I	6.290%	2/01/36	A3	901,290
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,714,500

	Total Diversified Financial Services				2,615,790
	Diversified Telecommunication Services – 2.2%
5	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	5,202,469
	Insurance – 14.0%
3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	3,762,639
4,500	American International Group	8.175%	5/15/58	A1	4,246,304
2,300	AXA S.A., 144A	6.463%	12/14/49	BBB+	1,843,174
1,850	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A–	1,657,754
1,000	Liberty Mutual Group	7.800%	3/15/37	Baa3	800,315
1,000	MetLife Capital Trust IV	7.875%	12/15/67	BBB+	982,749
2,000	MetLife Capital Trust X	9.250%	4/08/68	BBB+	2,159,336
400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	354,620
600	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	476,525

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)

2,400	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	$2,048,801
4,500	Progressive Corporation	6.700%	6/15/37	A2	3,952,283
1,500	Prudential Financial Inc.	8.875%	6/15/38	A–	1,502,024
500	Prudential PLC	6.500%	6/29/49	A	426,726
6,000	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	5,037,834
3,000	XL Capital, Limited	6.500%	10/15/57	BBB	2,028,018
2,000	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	1,748,420

	Total Insurance				33,027,522
	Real Estate – 0.3%
3,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	815,208
	Road & Rail – 1.1%
2,785	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	2,525,226
	Thrifts & Mortgage Finance – 1.9%
5,600	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	3,166,962
2,400	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	1,297,763

	Total Thrifts & Mortgage Finance				4,464,725

	Total Capital Preferred Securities (cost $142,757,384)				117,214,369

Shares	Description (1)				Value
	Investment Companies – 6.6% (3.8% of Total Investments)
97,685	Blackrock Preferred and Corporate Income Strategies Fund				$1,492,627
230,226	Blackrock Preferred Income Strategies Fund				3,504,040
46,226	Blackrock Preferred Opportunity Trust				811,266
241,169	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,361,896
158,064	Flaherty and Crumrine/Claymore Total Return Fund Inc.				2,367,799
19,342	John Hancock Preferred Income Fund				366,144
24,126	John Hancock Preferred Income Fund II				451,156
188,671	John Hancock Preferred Income Fund III				3,145,146

	Total Investment Companies (cost $20,666,341)				15,500,074

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 0.6% (0.4% of Total Investments)
$500	U.S. Treasury Notes	3.625%	10/31/09	AAA	$508,555
1,000	U.S. Treasury Notes, (4)	3.125%	11/30/09	AAA	1,010,704

$1,500	Total U.S. Government and Agency Obligations (cost $1,517,316)				1,519,259

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 4.2% (2.5% of Total Investments)
$9,936	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08, repurchase price $9,936,469, collateralized by $9,865,000 U.S. Treasury Notes, 4.875%, due 5/15/09, value $10,136,288	1.350%	7/01/08		$9,936,096

	Total Short-Term Investments (cost $9,936,096)				9,936,096

	Total Investments (cost $481,976,228) – 170.3%				402,688,355

	Other Assets Less Liabilities – (0.1)%				(251,386)

	FundPreferred Shares, at Liquidation Value – (70.2)% (5)				(166,000,000)

	Net Assets Applicable to Common Shares – 100%				$236,436,969

JHP	Nuveen Quality Preferred Income Fund 3 (continued) Portfolio of INVESTMENTS June 30, 2008 (Unaudited)

       Interest Rate Swaps outstanding at June 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.815%	Monthly	2/06/10	$(335,495)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(3)	Principal Amount (000)/Shares rounds to less than $1,000.
(4)	Portion of Investment, with an aggregate market value of $80,856, has been pledged to collateralize the net payment obligations under interest rate swap contracts.
(5)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (41.2)%.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
SATURNS	Structured Asset Trust Unit Repackaging.

See accompanying notes to financial statements.

Statement of ASSETS & LIABILITIES June 30, 2008 (Unaudited)

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Assets
Investments, at value (cost $1,293,220,756, $2,443,200,739 and $481,976,228, respectively)	$1,093,583,793	$2,059,832,180	$402,688,355
Cash denominated in foreign currencies (cost $300,027, $600,110 and $100,009, respectively)	300,027	600,113	100,009
Receivables:
Dividends	1,575,755	2,663,684	507,501
Interest	5,540,512	11,205,785	1,589,039
Investments sold	639,071	864,870	381,662
Other assets	110,238	196,148	42,396

Total assets	1,101,749,396	2,075,362,780	405,308,962

Liabilities
Cash overdraft	35,000	—	—
Unrealized depreciation on interest rate swaps	1,494,344	1,905,160	335,495
Payable for investments purchased	929,069	2,097,096	261,286
Accrued expenses:
Management fees	582,132	1,055,987	220,988
Other	412,083	745,125	150,404
Common shares dividends payable	4,862,196	9,389,389	1,826,166
FundPreferred shares dividends payable	175,934	328,713	77,654

Total liabilities	8,490,758	15,521,470	2,871,993

FundPreferred shares, at liquidation value	440,000,000	800,000,000	166,000,000

Net assets applicable to Common shares	$653,258,638	$1,259,841,310	$236,436,969

Common shares outstanding	64,567,650	119,845,699	23,695,161

Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$10.12	$10.51	$9.98

Net assets applicable to Common shares consist of:

Common shares, $.01 par value per share	$645,677	$1,198,457	$236,952
Paid-in surplus	898,016,248	1,686,854,230	329,707,031
Undistributed (Over-distribution of) net investment income	559,305	(218,837)	173,562
Accumulated net realized gain (loss) from investments and derivative transactions	(44,834,631)	(42,725,125)	(14,057,713)
Net unrealized appreciation (depreciation) of investments and derivative transactions	(201,127,961)	(385,267,415)	(79,622,863)

Net assets applicable to Common shares	$653,258,638	$1,259,841,310	$236,436,969

Authorized shares:
Common	Unlimited	Unlimited	Unlimited
FundPreferred	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)

Investment Income
Dividends (net of foreign tax withheld of $0, $0 and $1,126, respectively)	$26,836,088	$54,118,381	$10,999,922
Interest	16,842,651	32,588,871	4,951,721

Total investment income	43,678,739	86,707,252	15,951,643

Expenses
Management fees	5,033,289	9,262,282	1,916,376
FundPreferred shares – auction fees	546,994	994,535	206,366
FundPreferred shares – dividend disbursing agent fees	14,172	19,145	6,724
Shareholders’ servicing agent fees and expenses	4,116	5,170	877
Custodian’s fees and expenses	102,631	182,728	42,342
Trustees’ fees and expenses	13,301	23,564	4,602
Professional fees	17,197	40,541	12,686
Shareholders’ reports – printing and mailing expenses	103,701	189,986	41,420
Stock exchange listing fees	11,103	20,794	4,637
Investor relations expense	100,259	189,418	38,310
Other expenses	9,589	19,916	10,020

Total expenses before custodian fee credit and expense reimbursement	5,956,352	10,948,079	2,284,360
Custodian fee credit	(2,838)	(1,513)	(1,195)
Expense reimbursement	(1,392,017)	(2,639,563)	(519,315)

Net expenses	4,561,497	8,307,003	1,763,850

Net investment income	39,117,242	78,400,249	14,187,793

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(9,931,540)	(20,214,787)	(3,320,572)
Interest rate swaps	(599,142)	(314,006)	73,866
Futures	117,534	227,966	47,713
Foreign currencies	43,920	94,329	14,225
Change in net unrealized appreciation (depreciation) of:
Investments	(50,293,265)	(108,034,636)	(20,563,563)
Interest rate swaps	(507,268)	(1,486,503)	(481,450)
Foreign currencies	(3,371)	(6,511)	(1,804)

Net realized and unrealized gain (loss)	(61,173,132)	(129,734,148)	(24,231,585)

Distributions to FundPreferred Shareholders
From and in excess of net investment income	(8,276,737)	(15,027,370)	(3,161,546)

Decrease in net assets applicable to Common shares from distributions to FundPreferred shareholders	(8,276,737)	(15,027,370)	(3,161,546)

Net increase (decrease) in net assets applicable to Common shares from operations	$(30,332,627)	$(66,361,269)	$(13,205,338)

See accompanying notes to financial statements.

Statement of CHANGES in NET ASSETS (Unaudited)

	Quality Preferred Income (JTP)		Quality Preferred Income 2 (JPS)
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07
Operations
Net investment income	$39,117,242	$83,315,328	$78,400,249	$159,780,345
Net realized gain (loss) from:
Investments	(9,931,540)	(5,132,013)	(20,214,787)	(574,703)
Interest rate swaps	(599,142)	2,033,771	(314,006)	6,499,835
Futures	117,534	(11,881,039)	227,966	(19,893,208)
Foreign currencies	43,920	1,097	94,329	16,390
Change in net unrealized appreciation (depreciation) of:
Investments	(50,293,265)	(172,487,627)	(108,034,636)	(330,937,014)
Interest rate swaps	(507,268)	(3,782,365)	(1,486,503)	(9,742,683)
Foreign currencies	(3,371)	5,317	(6,511)	10,163
Distributions to FundPreferred shareholders:
From and in excess of net investment income	(8,276,737)	—	(15,027,370)	—
From net investment income	—	(22,627,872)	—	(40,051,092)
From accumulated net realized gains	—	—	—	(1,169,215)

Net increase (decrease) in net assets applicable to Common shares from operations	(30,332,627)	(130,555,403)	(66,361,269)	(236,061,182)

Distributions to Common Shareholders
From and in excess of net investment income	(30,475,121)	—	(59,922,850)	—
From net investment income	—	(59,742,151)	—	(124,716,189)
From accumulated net realized gains	—	—	—	(5,233,037)
Tax return of capital	—	(6,091,299)	—	(4,179,641)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(30,475,121)	(65,833,450)	(59,922,850)	(134,128,867)

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	121,817	725,059	—	2,923,173

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	121,817	725,059	—	2,923,173

Net increase (decrease) in net assets applicable to Common shares	(60,685,931)	(195,663,794)	(126,284,119)	(367,266,876)

Net assets applicable to Common shares at the beginning of period	713,944,569	909,608,363	1,386,125,429	1,753,392,305

Net assets applicable to Common shares at the end of period	$653,258,638	$713,944,569	$1,259,841,310	$1,386,125,429

Undistributed (Over-distribution of) net investment income at the end of period	$559,305	$193,921	$(218,837)	$(3,668,866)

See accompanying notes to financial statements.

	Quality Preferred Income 3 (JHP)
	Six Months
	Ended	Year Ended
	6/30/08	12/31/07
Operations
Net investment income	$14,187,793	$30,839,129
Net realized gain (loss) from:
Investments	(3,320,572)	(4,501,418)
Interest rate swaps	73,866	1,505,963
Futures	47,713	(4,429,499)
Foreign currencies	14,225	(2,751)
Change in net unrealized appreciation (depreciation) of:
Investments	(20,563,563)	(63,538,229)
Interest rate swaps	(481,450)	(2,319,574)
Foreign currencies	(1,804)	1,793
Distributions to FundPreferred shareholders:
From and in excess of net investment income	(3,161,546)	—
From net investment income	—	(8,630,819)
From accumulated net realized gains	—	—

Net increase (decrease) in net assets applicable to Common shares from operations	(13,205,338)	(51,075,405)

Distributions to Common Shareholders
From and in excess of net investment income	(11,491,798)	—
From net investment income	—	(22,471,014)
From accumulated net realized gains	—	—
Tax return of capital	—	(2,322,309)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(11,491,798)	(24,793,323)

Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	52,816	409,712

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	52,816	409,712

Net increase (decrease) in net assets applicable to Common shares	(24,644,320)	(75,459,016)

Net assets applicable to Common shares at the beginning of period	261,081,289	336,540,305

Net assets applicable to Common shares at the end of period	$236,436,969	$261,081,289

Undistributed (Over-distribution of) net investment income at the end of period	$173,562	$639,113

See accompanying notes to financial statements.

Notes to FINANCIAL STATEMENTS (Unaudited)

1.	General Information and Significant Accounting Policies
The funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. The prices of fixed-income securities and interest rate swap contracts are generally provided by an independent pricing service approved by the Funds’ Board of Trustees. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant by the pricing service or the Board of Trustees’ designee. If the pricing service is unable to supply a price for an investment or derivative instrument, the Funds may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At June 30, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds’ net assets or results of operations as of and during the six months ended June 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from U.S. generally accepted accounting principles.

Distributions to Common shareholders are declared monthly. Real Estate Investment Trust (“REIT”) distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains, and a return of REIT capital. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2007, is reflected in the accompanying financial statements.

The distributions made by the Funds to their shareholders during the six months ended June 30, 2008, are provisionally classified as being “From and in excess of net investment income”, and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end, based upon the income type breakdown information conveyed at the time by the REITs whose securities are held in the Fund’s portfolio. For purposes of calculating “Undistributed (Over-distribution of) net investment income” as of June 30, 2008, the distribution amounts provisionally classified as “From and in excess of net investment income” were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2008, may reflect an over-distribution of net investment income.

FundPreferred Shares
The Funds have issued and outstanding FundPreferred (“Preferred”) shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund’s FundPreferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of FundPreferred shares outstanding, by Series and in total, for each Fund is as follows:

		Quality Preferred	Quality Preferred
	Quality Preferred	Income 2	Income 3
	Income (JTP)	(JPS)	(JHP)
Number of shares:
Series M	3,520	4,800	3,320
Series T	3,520	4,800	—
Series T2	—	4,000	—
Series W	3,520	4,800	—
Series TH	3,520	4,800	3,320
Series TH2	—	4,000	—
Series F	3,520	4,800	—

Total	17,600	32,000	6,640

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds’ cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds’ future Common share earnings may be lower than they otherwise would have been.

Interest Rate Swap Transactions
Each Fund is authorized to invest in interest rate swap transactions. Each Fund’s use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve each Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment that is intended to approximate each Fund’s variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments Inc. (“Nuveen”), believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

Futures Contracts
Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized on the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. During the six months ended June 30, 2008 each Fund invested in futures contracts. As of June 30, 2008, there were no outstanding futures contracts in any of the Funds.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Foreign Currency Transactions
Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures options and swap contracts. To the extent that a Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend and interest income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates are included in “Realized gain (loss) from foreign currencies” and “Change in net unrealized appreciation (depreciation) of foreign currencies” on the Statement of Operations.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Funds’ investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of June 30, 2008:

JTP	Level 1	Level 2	Level 3	Total
Investments	$627,054,137	$466,529,656	$—	$1,093,583,793
Derivatives*	—	(1,494,344)	—	(1,494,344)

Total	$627,054,137	$465,035,312	$—	$1,092,089,449

JPS	Level 1	Level 2	Level 3	Total
Investments	$1,195,787,644	$864,044,536	$—	$2,059,832,180
Derivatives*	—	(1,905,160)	—	(1,905,160)

Total	$1,195,787,644	$862,139,376	$—	$2,057,927,020

JHP	Level 1	Level 2	Level 3	Total
Investments	$256,185,852	$146,502,503	$—	$402,688,355
Derivatives*	—	(335,495)	—	(335,495)

Total	$256,185,852	$146,167,008	$—	$402,352,860

*	Represents net unrealized appreciation (depreciation).

3.	Fund Shares
Transactions in Common shares were as follows:

	Quality Preferred		Quality Preferred		Quality Preferred
	Income (JTP)		Income 2 (JPS)		Income 3 (JHP)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07
Shares issued to shareholders due to reinvestment of distributions	10,002	52,207	—	202,230	4,252	29,874

4.	Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended June 30, 2008, were as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Purchases:
Investment securities	$155,544,946	$217,148,643	$45,473,237
U.S. Government and agency obligations	3,190,887	7,753,711	2,071,894

Sales and maturities:
Investment securities	147,873,578	215,067,767	46,714,864
U.S. Government and agency obligations	1,133,865	1,937,476	377,306

5.	Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

At June 30, 2008, the cost of investments was as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Cost of investments	$1,294,429,845	$2,445,754,978	$482,281,179

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Gross unrealized:
Appreciation	$ 1,908,292	$ 6,954,040	$ 686,637
Depreciation	(202,754,344)	(392,876,838)	(80,279,461)

Net unrealized appreciation (depreciation) of investments	$(200,846,052)	$(385,922,798)	$(79,592,824)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2007, the Funds’ last tax year end, were as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Undistributed net ordinary income *	$ —	$ —	$—
Undistributed net long-term capital gains	—	—	—

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2007, was designated for purposes of the dividends paid deduction as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Distributions from net ordinary income *	$84,716,262	$168,144,072	$31,830,464
Distributions from net long-term capital gains	—	6,399,646	—
Tax return of capital	6,091,299	4,179,641	2,322,309

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2007, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Quality	Quality
	Preferred	Preferred
	Income	Income 3
	(JTP)	(JHP)
Expiration:
July 31, 2011	$16,197,046	$—
July 31, 2015	1,000,781	1,054,637

Total	$17,197,827	$1,054,637

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2006 through July 31, 2007, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

Quality	Quality	Quality
Preferred	Preferred	Preferred
Income	Income 2	Income 3
(JTP)	(JPS)	(JHP)
$12,689,093	$16,433,733	$7,874,982

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

6.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

Average Daily Managed Assets	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For Managed Assets over $2 billion	.6000

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of June 30, 2008, the complex-level fee rate was .1868%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

Notes to FINANCIAL STATEMENTS (continued) (Unaudited)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. (“Spectrum”), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Quality Preferred Income’s (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
June 30,		June 30,
2002 *	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2’s (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
September 30,		September 30,
2002 *	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3’s (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
December 31,		December 31,
2002 *	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

Related Party Holdings
Nuveen is owned by an investor group led by Madison Dearborn Partners, LLC. An affiliate of Merrill Lynch & Co., as part of this investor group, owns more than 5% of Nuveen’s common stock. As a result, Merrill Lynch is an indirect “affiliated person” (as that term is defined in the investment Company Act of 1940) of each Fund.

At June 30, 2008, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) owned 390,513, 693,281 and 180,000 shares, respectively, of Merrill Lynch and Company, Inc. preferred securities with aggregate market values of $7,191,493, $12,624,000 and $3,308,676, respectively. Total income earned by Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) from such securities amounted to $349,288, $609,328, and $160,898, respectively, and is included in dividend income on the Statement of Operations.

7.	New Accounting Pronouncement
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161
In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

8.	Subsequent Events
Distributions to Common Shareholders
The Funds declared Common share distributions which were paid on August 1, 2008, to shareholders of record on July 15, 2008, as follows:

	Quality	Quality	Quality
	Preferred	Preferred	Preferred
	Income	Income 2	Income 3
	(JTP)	(JPS)	(JHP)
Distributions per share	$.0775	$.0820	$.0795

Common Share Repurchases
The Board of Directors/Trustees for each of Nuveen’s 120 closed-end funds approved a program, effective August 7, 2008, under which each fund may repurchase up to 10% of its common shares.

Redemption of FundPreferred Shares
On August 15, 2008, Nuveen Quality Preferred Income Fund (JTP) entered into a $225 million prime brokerage facility with Credit Suisse Securities (USA) and utilized $100 million of the facility, along with available cash, to redeem at par $148 million of its outstanding FundPreferred shares.

On August 15, 2008, Nuveen Quality Preferred Income Fund 2 (JPS) entered into a $430 million prime brokerage facility with Credit Suisse Securities (USA) and utilized $230 million of the facility, along with available cash, to redeem at par $280 million of its outstanding FundPreferred shares.

On August 15, 2008, Nuveen Quality Preferred Income Fund 3 (JHP) entered into a $75 million prime brokerage facility with Credit Suisse Securities (USA) and utilized $25 million of the facility, along with available cash, to redeem at par $64 million of its outstanding FundPreferred shares.

For each Fund, the cash settlement with the FundPreferred shareholders whose shares are called for redemption is scheduled for early September 2008.

Financial HIGHLIGHTS (Unaudited) Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
				Distributions
				from Net		Distributions		Net			Tax		Offering Costs
	Beginning			Investment		from Capital		Investment		Capital	Return of		and	Ending
	Common		Net	Income to		Gains to		Income to		Gains to	Capital to		FundPreferred	Common
	Share	Net	Realized/	FundPreferred		FundPreferred		Common		Common	Common		Share	Share	Ending
	Net Asset	Investment	Unrealized	Share-		Share-		Share-		Share-	Share-		Underwriting	Net Asset	Market
	Value	Income(a)	Gain (Loss)	holders†		holders†	Total	holders		holders	holders	Total	Discounts	Value	Value
Quality Preferred Income (JTP)

Year ended 12/31:
2008(f)	$11.06	$.61	$(.95)	$(.13	)****	$—	(.47)	$(.47	)****	$—	$—	$(.47)	$—	$10.12	$9.45
2007	14.10	1.29	(2.96)	(.35)		—	(2.02)	(.93)		—	(.09)	(1.02)	—	11.06	10.33
2006	14.20	1.28	.02	(.32)		—	.98	(1.08)		—	—	(1.08)	—	14.10	14.84
2005	14.92	1.30	(.68)	(.21)		—	.41	(1.13)		—	—	(1.13)	—	14.20	12.40
2004(b)	14.40	.60	.47	(.05)		—	1.02	(.50)		—	—	(.50)	—	14.92	14.00
Year Ended 7/31:											—
2004(c)	14.10	1.37	.26	(.08)		—	1.55	(1.25)		—	—	(1.25)	—	14.40	13.96
2003	14.12	1.31	.16	(.09)		—	1.38	(1.25)		—	—	(1.25)	(.15)	14.10	14.59

Quality Preferred Income 2 (JPS)

Year ended 12/31:
2008(f)	11.57	.65	(1.08)	(.13	)****	—	(.56)	(.50	)****	—	—	(.50)	—	10.51	$10.02
2007	14.66	1.34	(2.96)	(.34)		(.01)	(1.97)	(1.04)		(.04)	(.04)	(1.12)	—	11.57	10.81
2006	14.77	1.33	(.01)	(.31)		—	1.01	(1.12)		—	—	(1.12)	—	14.66	15.12
2005	15.66	1.34	(.69)	(.18)		(.02)	.45	(1.16)		(.18)	—	(1.34)	—	14.77	12.80
2004(b)	15.32	.60	.50	(.04)		(.01)	1.05	(.53)		(.18)	—	(.71)	—	15.66	14.40
Year Ended 7/31:
2004(c)	14.97	1.42	.37	(.08)		—	1.71	(1.32)		(.04)	—	(1.36)	—	15.32	14.61
2003(d)	14.33	1.02	.79	(.07)		—	1.74	(.95)		—	—	(.95)	(.15)	14.97	14.65

Quality Preferred Income 3 (JHP)

Year ended 12/31:
2008(f)	11.02	.60	(1.02)	(.13	)****	—	(.55)	(.49	)****	—	—	(.49)	—	9.98	$9.47
2007	14.22	1.31	(3.09)	(.37)		—	(2.15)	(.95)		—	(.10)	(1.05)	—	11.02	10.51
2006	14.29	1.31	.05	(.33)		—	1.03	(1.09)		—	(.01)	(1.10)	—	14.22	14.92
2005	15.15	1.32	(.70)	(.21)		(.01)	.40	(1.17)		(.09)	—	(1.26)	—	14.29	12.92
2004(b)	14.71	.60	.46	(.05)		—	1.01	(.51)		(.06)	—	(.57)	—	15.15	14.44
Year Ended 7/31:
2004(c)	14.38	1.38	.40	(.08)		(.01)	1.69	(1.24)		(.12)	—	(1.36)	—	14.71	14.34
2003(e)	14.33	.67	.22	(.04)		—	.85	(.62)		—	—	(.62)	(.18)	14.38	14.36

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	For the period August 1, 2004, through December 31,2004.
(c)	The Funds changed their method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification for the fiscal year ended July 31, 2004, was as follows:

		Quality Preferred	Quality Preferred
	Quality Preferred	Income 2	Income 3
	Income (JTP)	(JPS)	(JHP)
Increase of Net Investment Income per share with a corresponding decrease in Net Realized/Unrealized Gain (Loss)	$.14	$.11	$.11
Decrease in each of the Ratios of Expenses to Average Net Assets Applicable to Common Shares with a corresponding increase in each of the Ratios of Net Investment Income to Average Net Assets Applicable to Common Shares	.94%	.71%	.73%

(d)	For the period September 24, 2002 (commencement of operations) through July 31, 2003.
(e)	For the period December 18, 2002 (commencement of operations) through July 31, 2003.
(f)	For the six months ended June 30, 2008.

		Ratios/Supplemental Data
			Ratios to				Ratios to
			Average				Average
			Net Assets				Net Assets
			Applicable				Applicable
			to Common				to Common
			Shares				Shares
			Before				After
			Credit/				Credit/					FundPreferred Shares
Total Returns			Reimbursement				Reimbursement***					at End of Period
	Based
	on
	Common	Ending Net
Based	Share	Assets										Aggregate	Liquidation
on	Net	Applicable to			Net				Net		Portfolio	Amount	and Market	Asset
Market	Asset	Common			Investment				Investment		Turnover	Outstanding	Value Per	Coverage
Value**	Value**	Shares (000)	Expenses††		Income††		Expenses††		Income††		Rate	(000)	Share	Per Share

(4.45)%	(4.39)%	$653,259	1.65	*%	10.44	*%	1.26	*%	10.83	*%	13%	$440,000	$25,000	$62,117
(24.60)	(15.32)	713,945	1.54		9.43		1.11		9.86		32	440,000	25,000	65,565
29.51	7.26	909,608	1.50		8.70		1.02		9.18		34	440,000	25,000	76,682
(3.69)	2.89	915,598	1.49		8.47		1.02		8.94		19	440,000	25,000	77,023
3.79	7.10	961,583	1.49	*	9.15	*	1.02	*	9.62	*	8	440,000	25,000	79,635

4.20	11.17	927,892	1.51		8.87		1.04		9.33		18	440,000	25,000	77,721
4.95	9.15	907,746	2.38		8.84		1.91		9.31		45	440,000	25,000	76,577

(3.13)%	(5.12)%	1,259,841	1.56	*	10.79	*	1.18	*	11.17	*	10	800,000	25,000	64,370
(22.24)	(14.32)	1,386,125	1.45		9.35		1.00		9.80		31	800,000	25,000	68,316
27.75	7.09	1,753,392	1.42		8.72		.95		9.19		34	800,000	25,000	79,794
(2.06)	3.01	1,765,543	1.40		8.32		.94		8.78		17	800,000	25,000	80,173
3.34	6.94	1,872,283	1.40	*	8.69	*	.94	*	9.14	*	6	800,000	25,000	83,509

8.98	11.60	1,830,878	1.41		8.64		.95		9.10		19	800,000	25,000	82,215
4.02	11.22	1,789,809	1.99	*	7.59	*	1.54	*	8.04	*	35	800,000	25,000	80,932

(5.83)%	(5.46)%	236,437	1.71	*	10.21	*	1.32	*	10.60	*	11	166,000	25,000	60,608
(23.61)	(16.01)	261,081	1.60		9.38		1.10		9.87		35	166,000	25,000	64,319
25.00	7.49	336,540	1.56		8.81		1.08		9.29		39	166,000	25,000	75,684
(2.16)	2.88	337,858	1.54		8.48		1.07		8.96		16	166,000	25,000	75,882
4.64	6.81	358,197	1.54	*	9.03	*	1.07	*	9.50	*	7	166,000	25,000	78,945

9.36	11.93	347,900	1.55		8.75		1.08		9.22		17	166,000	25,000	77,395
(.19)	4.62	339,499	1.97	*	7.14	*	1.53	*	7.58	*	57	166,000	25,000	76,129

*	Annualized.
**	Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***	After custodian fee credit and expense reimbursement, where applicable.
****	Represents distributions paid “From and in excess of net investment income”.
†	The amounts shown are based on Common share equivalents.

†† •	Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.

•	Income ratios reflect income earned on assets attributable to FundPreferred shares.
•	For the periods presented below each ratio includes the effect of the interest expense paid on interest rate swap transactions as follows:

Ratios of Net Interest Expense to Average Net
Assets Applicable to Common Shares
Quality Preferred Income (JTP)
Year Ended 7/31:
2003	.80%
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2003(d)	.58*
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2003(e)	.51*

See accompanying notes to financial statements.

Annual Investment
Management Agreement
APPROVAL PROCESS

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser (including sub-advisers) will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 28-29, 2008 (the “May Meeting”), the Boards of Trustees (each, a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory and sub-advisory agreements for the Funds for an additional one-year period. These agreements include the investment advisory agreements between Nuveen Asset Management (“NAM”) and each Fund and the sub-advisory agreements between NAM and Spectrum Asset Management, Inc. (the “Sub-Adviser”). In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 23, 2008 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the applicable advisory agreements (each an “Investment Management Agreement”) and sub-advisory agreements (each a “Sub-Advisory Agreement,” and each Investment Management Agreement and Sub-Advisory Agreement, an “Advisory Agreement”), as described in further detail below, the Independent Board Members reviewed a broad range of information relating to the Funds, NAM and the Sub-Adviser (NAM and the Sub-Adviser are each a “Fund Adviser”), including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the respective Fund Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Fund Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A.	Nature, Extent and Quality of Services
In considering renewal of the Investment Management Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM’s organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line. With respect to personnel, the Independent Board Members evaluated the background, experience and track record of the Fund Adviser’s investment personnel. In this regard, the Independent Board Members considered the additional investment in personnel to support Nuveen fund advisory activities, including in operations, product management and marketing as well as related fund support functions, including sales, executive, finance, human resources and information technology. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM’s ability to attract and retain high quality investment personnel.

In evaluating the services of NAM, the Independent Board Members also considered NAM’s oversight of the performance, business activities and compliance of the Sub-Adviser, the ability to supervise the Funds’ other service providers and given the importance of compliance, NAM’s compliance program. Among other things, the Independent Board Members considered the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support.

The Independent Board Members reviewed an evaluation of the Sub-Adviser from NAM, including information as to the process followed by NAM in evaluating sub-advisers. The evaluation also included information relating to the Sub-Adviser’s organization, operations, personnel, assets under management, investment philosophy, strategies and techniques in managing the Funds, developments affecting the Sub-Adviser, and an analysis of the Sub-Adviser. As described in further detail below, the Board considered the performance of each Fund. The Board also recognized that the Sub-Advisory Agreements were essentially agreements for portfolio management services only and the Sub-Adviser was not expected to supply other significant administrative services to the Funds. In addition, the Independent Board Members noted that they anticipate visiting each sub-adviser to the Nuveen funds at least once over the course of a multiple-year rotation. The Independent Board Members further noted that NAM recommended the renewal of the applicable Sub-Advisory Agreements and considered the basis for such recommendations and any qualifications in connection therewith.

In addition to the foregoing services, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, its secondary market support activities and the costs of such activities. The Independent Board Members recognized Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to timely provide information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining its closed-end fund website; and providing educational seminars. With respect to closed-end funds that utilize leverage through the issuance of auction rate preferred securities (“ARPS”), the Board has recognized the unprecedented market conditions in the auction rate market industry with the failure of the auction process. The Independent Board Members noted Nuveen’s efforts and the resources and personnel employed to analyze the situation, explore potential alternatives and develop and implement solutions that serve the interests of the affected funds and all of their respective shareholders. The Independent Board Members further noted Nuveen’s commitment and efforts to keep investors and financial advisers informed as to its progress in addressing the ARPS situation through, among other things, conference calls, press releases, and information posted on its website as well as its refinancing activities. The Independent Board Members also noted Nuveen’s continued support for holders of preferred shares of its closed-end funds by, among other things, seeking distribution for preferred shares with new market participants, managing relations with remarketing agents and the broker community, maintaining the leverage and risk management of leverage and maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement or Sub-Advisory Agreement, as applicable, were satisfactory.

Annual Investment
Management Agreement
APPROVAL PROCESS (continued)

B.	The Investment Performance of the Funds and Fund Advisers
The Board considered the investment performance of each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives (the “Performance Peer Group”) based on data provided by an independent third party (as described below). In addition, the Independent Board Members reviewed the respective Fund’s historic performance compared to recognized and/or customized benchmarks (as applicable).

In evaluating the performance information, the Board considered whether the Fund has operated within its investment objectives and parameters and the impact that the investment mandates may have had on performance. In addition, in comparing a fund’s performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund’s investment objectives and strategies thereby hindering a meaningful comparison of the fund’s performance with that of the Performance Peer Group.

The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group as well as recognized and/or customized benchmarks (as appropriate) for the one-, three- and five-year periods (as applicable) ending December 31, 2007 and with the Fund’s Performance Peer Group for the quarter, one-, three-, and five- year periods ending March 31, 2008 (as applicable). This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Independent Board Members determined that the respective Fund’s investment performance over time had been satisfactory.

C.	Fees, Expenses and Profitability
1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees (which take into account breakpoints), net management fees (which take into account fee waivers or reimbursements) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the gross management fees, net management fees (after waivers and/or reimbursements) and total expense ratios (before and after waivers) of a comparable universe of unaffiliated funds based on data provided by an independent data provider (the “Peer Universe”) and/or a more focused subset of funds therein (the “Peer Group”). The Independent Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the size of the Fund relative to peers, the size and particular composition of the Peer Group, the investment objectives of the peers, expense anomalies, and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the use of leverage. In addition, in reviewing the fee schedule for a Fund, the Independent Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such clients include separately managed accounts (both retail and institutional accounts) and funds that are not offered by Nuveen but are sub-advised by one of Nuveen’s investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Adviser, the Independent Board Members also considered the pricing schedule or fees that the Sub-Adviser charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members also noted that with respect to sub-advisers unaffiliated with Nuveen, such as the Sub-Adviser, such fees were the result of arm’s-length negotiations.

3. Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years and the allocation methodology used in preparing the profitability data. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members considered Nuveen’s profitability compared with other fund sponsors prepared by two independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business.

Based on its review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided. With respect to funds with sub-advisers unaffiliated with Nuveen, such as the Funds, the Independent Board Members also considered the sub-adviser’s revenues, expenses (including the basis for allocating expenses) and profitability margins (pre- and post-tax). Based on their review, the Independent Board Members were satisfied that the Sub-Adviser’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee

Annual Investment
Management Agreement
APPROVAL PROCESS (continued)

arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base. The Independent Board Members therefore considered whether the Funds have appropriately benefited from any economies of scale and whether there is potential realization of any further economies of scale. In considering economies of scale, the Independent Board Members have recognized that economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. Notwithstanding the foregoing, one method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Accordingly, the Independent Board Members reviewed and considered the fund-level breakpoints in the advisory fee schedules that reduce advisory fees. In this regard, given that the Funds are closed-end funds, the Independent Board Members recognized that although the Funds may from time to time make additional share offerings, the growth in their assets will occur primarily through appreciation of each such Fund’s investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Independent Board Members recognized that the complex-wide fee schedule was recently revised in 2007 to provide for additional fee savings to shareholders and considered the amended schedule. The Independent Board Members further considered that the complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Based on their review, the Independent Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders.

E.	Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen’s preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Independent Board Members considered whether the Fund Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to NAM, the Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

The Board also noted that the Sub-Adviser does not direct trades through non-affiliated broker-dealers and therefore does not have any brokerage to provide in order to receive research or related services on a soft dollar basis. The Sub-Adviser, however, may from time to time receive research from various firms with which it transacts client business, but it has no arrangements with these firms and clients do not pay higher commissions to receive such research.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Investment Management Agreements and Sub-Advisory Agreements are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Investment Management Agreements and the Sub-Advisory Agreements be renewed.

Reinvest Automatically
EASILY and CONVENIENTLY

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a tax return of capital.

■	Net Asset Value (NAV): A Fund’s common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

NOTES

NOTES

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

The Fund intends to repurchase or redeem shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased or redeemed during the period covered by this report. Any future repurchases or redemptions will be reported to shareholders in the next annual or semi-annual report.

Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2008, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Distribution Information

The following federal income tax information is provided with respect to the Funds’ distributions paid during the taxable year ended July 31, 2008: Quality Preferred Income, Quality Preferred Income 2 and Quality Preferred Income 3 hereby designate $6,565,833, $13,229,955 and $2,927,312, respectively, (or the maximum amount eligible) as distributions qualifying for the 70% dividends received deduction for corporations and $17,338,671, $34,453,009 and $7,603,407, respectively, (or the maximum amount eligible) as qualified dividend income distributions for individuals under Internal Revenue Code Section 1(h)(11). The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. Quality Preferred Income, Quality Preferred Income 2 and Qualified Preferred 3 hereby designate 51.67%, 47.05% and 47.62% (or the maximum amount eligible) of ordinary income distributions as Interest-Related Dividends as defined in Internal Revenue Code Section 871(k) for the taxable year ended July 31, 2008.

Nuveen Investments:
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.
Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Rittenhouse, Santa Barbara, Symphony and Tradewinds. In total, the Company managed $152 billion of assets on June 30, 2008.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:	www.nuveen.com/cef

Share prices Fund details Daily financial news Investor education Interactive planning tools

ESA-E-0608D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
See Portfolio of Investments in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 2
By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 8, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 8, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 8, 2008

*	Print the name and title of each signing officer under his or her signature.